UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers®
Core Income Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2011

Strategic Advisers, Inc.
A Fidelity Investments Company

1.912894.100

SSC-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 5.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 804,000	$ 873,433
5.875% 1/15/36	1,153,000	1,115,794
6.375% 6/15/14	1,926,000	2,148,016
		4,137,243
Media - 0.3%
Comcast Corp.:
5.7% 5/15/18	1,615,000	1,809,008
6.55% 7/1/39	1,211,000	1,338,775
Discovery Communications LLC:
3.7% 6/1/15	957,000	1,008,977
6.35% 6/1/40	1,875,000	2,021,681
Liberty Media Corp. 8.25% 2/1/30	616,000	599,830
NBC Universal, Inc.:
3.65% 4/30/15 (d)	1,046,000	1,099,768
5.15% 4/30/20 (d)	1,382,000	1,470,226
6.4% 4/30/40 (d)	2,438,000	2,648,985
News America Holdings, Inc. 7.75% 12/1/45	717,000	875,579
News America, Inc. 6.15% 3/1/37	1,758,000	1,822,162
Time Warner Cable, Inc.:
5.85% 5/1/17	3,211,000	3,592,849
6.75% 7/1/18	1,413,000	1,642,659
Time Warner, Inc. 6.2% 3/15/40	2,433,000	2,534,967
Viacom, Inc.:
3.5% 4/1/17	530,000	540,413
6.75% 10/5/37	1,010,000	1,140,859
		24,146,738
TOTAL CONSUMER DISCRETIONARY		28,283,981
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (d)	1,313,000	1,434,522
Food & Staples Retailing - 0.0%
CVS Caremark Corp.:
4.125% 5/15/21	1,727,000	1,698,579
6.302% 6/1/37 (h)	365,000	361,350
		2,059,929
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.1%
Kraft Foods, Inc.:
5.375% 2/10/20	$ 1,287,000	$ 1,408,776
6.5% 8/11/17	1,194,000	1,402,186
6.875% 2/1/38	1,338,000	1,566,407
		4,377,369
Tobacco - 0.1%
Altria Group, Inc.:
9.25% 8/6/19	1,330,000	1,756,913
9.7% 11/10/18	1,409,000	1,881,665
Reynolds American, Inc.:
6.75% 6/15/17	1,810,000	2,117,114
7.25% 6/15/37	2,443,000	2,731,252
		8,486,944
TOTAL CONSUMER STAPLES		16,358,764
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (d)	2,258,000	2,412,382
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	1,549,000	1,623,550
Weatherford International Ltd. 5.15% 3/15/13	247,000	262,374
		4,298,306
Oil, Gas & Consumable Fuels - 0.4%
Anadarko Petroleum Corp. 6.375% 9/15/17	4,739,000	5,448,803
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	1,643,000	1,708,005
Marathon Petroleum Corp. 5.125% 3/1/21 (d)	870,000	907,527
Motiva Enterprises LLC:
5.75% 1/15/20 (d)	1,497,000	1,686,424
6.85% 1/15/40 (d)	1,866,000	2,223,850
Nakilat, Inc. 6.067% 12/31/33 (d)	666,000	675,990
Nexen, Inc. 6.4% 5/15/37	3,100,000	3,205,859
Petro-Canada 6.05% 5/15/18	497,000	570,548
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	1,441,000	1,474,650
5.75% 1/20/20	4,065,000	4,311,412
6.875% 1/20/40	977,000	1,060,045
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	$ 1,477,000	$ 1,536,584
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	707,000	733,513
5.5% 9/30/14 (d)	988,000	1,076,920
6.75% 9/30/19 (d)	647,000	742,433
Suncor Energy, Inc. 6.1% 6/1/18	1,527,000	1,760,991
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	482,000	566,698
Western Gas Partners LP 5.375% 6/1/21	1,696,000	1,753,630
		31,443,882
TOTAL ENERGY		35,742,188
FINANCIALS - 2.8%
Capital Markets - 0.4%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	881,000	894,503
5.95% 1/18/18	1,219,000	1,320,596
6% 6/15/20	650,000	698,536
6.15% 4/1/18	1,130,000	1,238,970
6.25% 2/1/41	1,280,000	1,293,720
6.75% 10/1/37	1,154,000	1,159,524
Janus Capital Group, Inc. 5.875% 9/15/11 (b)	690,000	696,203
JPMorgan Chase Capital XVII 5.85% 8/1/35	460,000	465,624
JPMorgan Chase Capital XX 6.55% 9/29/36	4,414,000	4,526,663
Lazard Group LLC:
6.85% 6/15/17	623,000	697,287
7.125% 5/15/15	1,957,000	2,205,373
Merrill Lynch & Co., Inc. 6.875% 4/25/18	1,615,000	1,840,493
Morgan Stanley:
4.1% 1/26/15	1,266,000	1,318,753
4.75% 4/1/14	428,000	451,266
5.45% 1/9/17	1,300,000	1,401,802
6% 5/13/14	1,310,000	1,438,118
6.625% 4/1/18	2,019,000	2,272,712
7.3% 5/13/19	1,209,000	1,392,253
UBS AG Stamford Branch 3.875% 1/15/15	2,100,000	2,218,333
		27,530,729
Commercial Banks - 0.6%
Bank of America NA 5.3% 3/15/17	1,552,000	1,641,032
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
BB&T Capital Trust IV 6.82% 6/12/77 (h)	$ 148,000	$ 151,330
Credit Suisse (Guernsey) Ltd. 5.86% (e)(h)	1,612,000	1,567,670
Credit Suisse New York Branch 6% 2/15/18	2,126,000	2,340,099
DBS Bank Ltd. (Singapore) 0.4808% 5/16/17 (d)(h)	384,000	379,200
Discover Bank:
7% 4/15/20	1,641,000	1,870,615
8.7% 11/18/19	1,504,000	1,876,481
Export-Import Bank of Korea 5.25% 2/10/14 (d)	861,000	926,414
Fifth Third Bancorp:
3.625% 1/25/16	842,000	861,295
4.5% 6/1/18	520,000	519,010
8.25% 3/1/38	603,000	752,177
Fifth Third Capital Trust IV 6.5% 4/15/67 (h)	623,000	618,328
HBOS PLC 6.75% 5/21/18 (d)	773,000	780,138
Huntington Bancshares, Inc. 7% 12/15/20	404,000	465,698
JPMorgan Chase Bank 6% 10/1/17	6,514,000	7,323,716
KeyBank NA:
5.45% 3/3/16	554,000	604,981
5.8% 7/1/14	1,056,000	1,163,064
KeyCorp. 5.1% 3/24/21	754,000	784,762
Korea Development Bank 5.75% 9/10/13	814,000	883,925
Marshall & Ilsley Bank:
4.85% 6/16/15	578,000	624,483
5% 1/17/17	939,000	1,021,732
5.25% 9/4/12	428,000	445,431
6.375% 9/1/11	1,725,000	1,743,213
Regions Bank:
6.45% 6/26/37	2,061,000	1,924,562
7.5% 5/15/18	939,000	1,016,275
Regions Financial Corp.:
5.75% 6/15/15	277,000	283,233
7.75% 11/10/14	1,190,000	1,304,597
SunTrust Banks, Inc. 3.6% 4/15/16	1,286,000	1,316,676
Wachovia Corp. 4.875% 2/15/14	1,083,000	1,165,872
Wells Fargo & Co. 3.75% 10/1/14	1,573,000	1,674,547
		38,030,556
Consumer Finance - 0.0%
Discover Financial Services 10.25% 7/15/19	956,000	1,274,804
SLM Corp.:
0.5038% 10/25/11 (h)	468,000	466,855
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
0.5738% 1/27/14 (h)	$ 267,000	$ 254,383
5% 10/1/13	99,000	103,155
		2,099,197
Diversified Financial Services - 0.5%
Bank of America Corp. 5.75% 12/1/17	3,190,000	3,459,660
BP Capital Markets PLC:
3.125% 10/1/15	2,453,000	2,512,338
3.625% 5/8/14	1,279,000	1,345,700
4.742% 3/11/21	3,200,000	3,311,382
Capital One Capital V 10.25% 8/15/39	535,000	569,106
Citigroup, Inc.:
4.75% 5/19/15	5,000,000	5,364,395
5.5% 4/11/13	5,064,000	5,416,667
6.125% 5/15/18	4,502,000	5,022,274
6.5% 8/19/13	333,000	366,090
JPMorgan Chase & Co.:
4.625% 5/10/21	1,200,000	1,204,290
4.95% 3/25/20	3,248,000	3,386,758
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	1,553,000	1,626,365
5.35% 4/15/12 (d)	387,000	397,009
5.5% 1/15/14 (d)	1,140,000	1,227,122
TECO Finance, Inc.:
4% 3/15/16	364,000	381,120
5.15% 3/15/20	523,000	561,055
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(h)	893,000	933,185
		37,084,516
Insurance - 0.5%
Allstate Corp. 6.2% 5/16/14	1,521,000	1,729,856
Aon Corp.:
3.125% 5/27/16	827,000	831,004
3.5% 9/30/15	591,000	610,243
5% 9/30/20	690,000	714,387
6.25% 9/30/40	442,000	475,954
Assurant, Inc. 5.625% 2/15/14	1,017,000	1,092,475
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,589,000	1,728,978
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	2,630,000	2,761,500
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	$ 1,702,000	$ 1,673,073
6.7% 8/15/16 (d)	1,887,000	2,092,609
10.75% 6/15/88 (d)(h)	1,017,000	1,378,035
Lincoln National Corp. 7% 5/17/66 (h)	287,000	294,175
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (d)	574,000	827,430
MetLife, Inc.:
5.875% 2/6/41	428,000	450,619
6.75% 6/1/16	1,135,000	1,340,706
Metropolitan Life Global Funding I:
5.125% 4/10/13 (d)	1,422,000	1,517,812
5.125% 6/10/14 (d)	1,002,000	1,097,079
Monumental Global Funding II 5.65% 7/14/11 (d)	962,000	966,039
New York Life Insurance Co. 6.75% 11/15/39 (d)	533,000	631,447
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	703,000	776,726
Pacific Life Global Funding 5.15% 4/15/13 (d)	1,196,000	1,271,921
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	1,102,000	1,503,199
Prudential Financial, Inc.:
4.75% 9/17/15	1,859,000	2,017,167
7.375% 6/15/19	438,000	525,301
Symetra Financial Corp. 6.125% 4/1/16 (d)	1,239,000	1,301,543
Unum Group 5.625% 9/15/20	805,000	854,091
		30,463,369
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
5.5% 1/15/12	195,000	200,530
6.125% 11/1/12	294,000	314,799
Camden Property Trust:
5.375% 12/15/13	460,000	495,525
5.875% 11/30/12	174,000	184,411
Developers Diversified Realty Corp.:
4.75% 4/15/18	672,000	671,618
5.375% 10/15/12	2,122,000	2,198,250
7.5% 4/1/17	663,000	770,176
9.625% 3/15/16	1,009,000	1,241,366
Duke Realty LP:
4.625% 5/15/13	80,000	84,088
5.875% 8/15/12	145,000	152,580
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
6% 9/15/17	$ 822,000	$ 880,298
6.25% 12/15/14	755,000	827,968
6.25% 1/15/17	540,000	586,127
Federal Realty Investment Trust:
5.4% 12/1/13	664,000	718,433
5.9% 4/1/20	351,000	389,866
6% 7/15/12	400,000	420,653
6.2% 1/15/17	307,000	349,757
HRPT Properties Trust:
5.75% 11/1/15	348,000	376,336
6.65% 1/15/18	809,000	913,018
UDR, Inc. 5.5% 4/1/14	1,615,000	1,726,945
United Dominion Realty Trust, Inc. 5.25% 1/15/15	439,000	471,217
Washington (REIT) 5.95% 6/15/11	1,279,000	1,280,821
		15,254,782
Real Estate Management & Development - 0.5%
AMB Property LP:
5.9% 8/15/13	1,148,000	1,218,407
6.3% 6/1/13	1,166,000	1,257,101
BioMed Realty LP:
3.85% 4/15/16	1,500,000	1,521,123
6.125% 4/15/20	473,000	511,582
Brandywine Operating Partnership LP:
5.7% 5/1/17	567,000	615,567
5.75% 4/1/12	807,000	836,620
Colonial Properties Trust:
5.5% 10/1/15	1,516,000	1,579,530
6.875% 8/15/12	837,000	870,139
Colonial Realty LP 6.05% 9/1/16	1,122,000	1,173,158
Digital Realty Trust LP 4.5% 7/15/15	1,675,000	1,751,655
Duke Realty LP:
5.4% 8/15/14	1,299,000	1,410,206
5.5% 3/1/16	1,275,000	1,383,590
5.625% 8/15/11	884,000	891,751
5.95% 2/15/17	389,000	430,159
6.25% 5/15/13	963,000	1,044,130
6.5% 1/15/18	1,281,000	1,456,168
ERP Operating LP:
4.75% 7/15/20	1,056,000	1,094,558
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
5.2% 4/1/13	$ 1,606,000	$ 1,716,893
5.5% 10/1/12	1,538,000	1,626,580
6.625% 3/15/12	281,000	293,513
Liberty Property LP:
4.75% 10/1/20	1,645,000	1,679,682
5.5% 12/15/16	799,000	883,155
6.375% 8/15/12	550,000	579,707
6.625% 10/1/17	938,000	1,091,292
Post Apartment Homes LP 6.3% 6/1/13	1,384,000	1,487,285
Reckson Operating Partnership LP 6% 3/31/16	310,000	337,111
Regency Centers LP 6.75% 1/15/12	1,481,000	1,532,096
Simon Property Group LP:
4.2% 2/1/15	511,000	550,470
5.1% 6/15/15	795,000	879,622
Tanger Properties LP:
6.125% 6/1/20	774,000	868,017
6.15% 11/15/15	3,307,000	3,713,741
		36,284,608
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
5.875% 1/5/21	2,925,000	3,119,226
6.5% 8/1/16	1,370,000	1,549,866
First Niagara Financial Group, Inc. 6.75% 3/19/20	1,074,000	1,200,483
		5,869,575
TOTAL FINANCIALS		192,617,332
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
3.125% 5/15/16	1,541,000	1,557,553
5.25% 6/15/12	1,072,000	1,118,125
6.25% 6/15/14	394,000	445,320
Medco Health Solutions, Inc. 4.125% 9/15/20	1,049,000	1,038,972
		4,159,970
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 0.1%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	$ 297,601	$ 313,612
6.795% 2/2/20	102,977	101,947
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	598,554	574,611
8.36% 1/20/19	2,036,011	2,147,992
		3,138,162
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (h)	755,000	784,256
TOTAL INDUSTRIALS		3,922,418
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14	1,188,000	1,314,338
6.55% 10/1/17	612,000	725,945
		2,040,283
MATERIALS - 0.1%
Chemicals - 0.1%
Dow Chemical Co. 7.6% 5/15/14	3,295,000	3,841,841
Metals & Mining - 0.0%
ArcelorMittal SA 3.75% 3/1/16	1,404,000	1,426,048
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	1,058,000	1,132,578
		2,558,626
TOTAL MATERIALS		6,400,467
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.5% 8/15/15	5,000,000	5,062,195
6.3% 1/15/38	2,523,000	2,698,177
6.8% 5/15/36	2,099,000	2,363,386
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,063,000	1,334,509
CenturyLink, Inc.:
6.15% 9/15/19	1,651,000	1,749,391
7.6% 9/15/39	984,000	1,006,431
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Financial BV 5.875% 8/20/13	$ 1,249,000	$ 1,371,401
Telecom Italia Capital SA:
4.95% 9/30/14	1,340,000	1,418,911
5.25% 10/1/15	610,000	646,507
Telefonica Emisiones SAU 5.855% 2/4/13	325,000	347,599
Verizon Communications, Inc. 6.1% 4/15/18	4,623,000	5,328,872
		23,327,379
Wireless Telecommunication Services - 0.1%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	2,276,000	2,494,043
5.875% 10/1/19	1,592,000	1,779,792
6.35% 3/15/40	498,000	534,962
Sprint Nextel Corp. 6% 12/1/16	2,545,000	2,589,538
		7,398,335
TOTAL TELECOMMUNICATION SERVICES		30,725,714
UTILITIES - 0.5%
Electric Utilities - 0.3%
Alabama Power Co. 3.375% 10/1/20	853,000	831,138
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,369,000	1,491,291
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	937,000	947,809
6.4% 9/15/20 (d)	2,270,000	2,382,742
Edison International 3.75% 9/15/17	940,000	948,460
EDP Finance BV 6% 2/2/18 (d)	1,966,000	1,913,099
FirstEnergy Corp. 7.375% 11/15/31	2,452,000	2,850,852
FirstEnergy Solutions Corp. 6.05% 8/15/21	617,000	678,474
LG&E and KU Energy LLC:
2.125% 11/15/15 (d)	1,070,000	1,042,688
3.75% 11/15/20 (d)	211,000	201,240
Pennsylvania Electric Co. 6.05% 9/1/17	1,245,000	1,392,881
Pepco Holdings, Inc. 2.7% 10/1/15	997,000	1,003,561
Progress Energy, Inc. 4.4% 1/15/21	2,710,000	2,784,390
		18,468,625
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	732,000	838,879
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	$ 1,596,000	$ 1,776,827
Exelon Generation Co. LLC:
4% 10/1/20	1,211,000	1,165,049
5.35% 1/15/14	1,339,000	1,455,561
PPL Energy Supply LLC:
6.2% 5/15/16	641,000	720,942
6.5% 5/1/18	1,354,000	1,543,247
		6,661,626
Multi-Utilities - 0.1%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	509,000	554,585
Dominion Resources, Inc.:
6.3% 9/30/66 (h)	414,000	409,860
7.5% 6/30/66 (h)	924,000	979,440
National Grid PLC 6.3% 8/1/16	1,687,000	1,947,955
NiSource Finance Corp.:
5.4% 7/15/14	353,000	389,504
5.45% 9/15/20	1,370,000	1,467,459
6.25% 12/15/40	336,000	357,380
6.4% 3/15/18	1,146,000	1,314,830
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	1,012,000	1,024,650
		8,445,663
TOTAL UTILITIES		34,414,793
TOTAL NONCONVERTIBLE BONDS (Cost $346,381,374)		354,665,910
U.S. Government and Government Agency Obligations - 8.9%

U.S. Government Agency Obligations - 0.1%
Tennessee Valley Authority 5.25% 9/15/39	3,937,000	4,301,027
U.S. Treasury Inflation Protected Obligations - 0.5%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/41	25,008,242	26,927,565
2.125% 2/15/40	9,355,966	10,092,972
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		37,020,537
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - 8.3%
U.S. Treasury Bonds 4.75% 2/15/41	$ 39,082,000	$ 42,672,659
U.S. Treasury Notes:
0.5% 5/31/13	25,225,000	25,242,733
0.625% 6/30/12	50,000,000	50,207,000
1.5% 12/31/13	150,000,000	153,292,950
1.75% 5/31/16	141,695,000	142,115,834
2.375% 9/30/14	21,200,000	22,205,346
2.625% 7/31/14	68,000	71,761
3.625% 2/15/20	30,959,000	32,964,091
3.625% 2/15/21 (i)	102,527,000	107,813,497
TOTAL U.S. TREASURY OBLIGATIONS		576,585,871
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $609,171,650)		617,907,435
U.S. Government Agency - Mortgage Securities - 10.2%

Fannie Mae - 7.6%
2.575% 2/1/35 (h)	723,713	759,437
2.589% 6/1/36 (h)	39,064	40,777
3.5% 8/1/25 to 4/1/41	35,692,796	35,129,617
3.533% 7/1/37 (h)	111,876	117,555
4% 12/1/25 to 6/1/41 (g)	44,772,548	45,149,913
4.5% 6/1/24 to 5/1/41 (g)	133,608,871	139,007,888
4.5% 6/1/41 (f)	10,500,000	10,906,752
5% 4/1/18 to 9/1/40	56,528,849	60,472,280
5% 6/1/41 (f)(g)	4,000,000	4,257,854
5% 6/1/41 (f)(g)	15,000,000	15,966,951
5% 6/1/41 (f)	10,000,000	10,644,634
5% 6/1/41 (f)(g)	11,000,000	11,709,097
5% 6/1/41 (f)	11,000,000	11,709,097
5.5% 12/1/30 to 2/1/38	40,895,221	44,509,055
5.5% 6/1/41 (f)	700,000	758,883
5.5% 6/1/41 (f)	6,000,000	6,504,710
6% 7/1/21 to 2/1/40	66,002,752	72,794,191
6% 6/1/41 (f)(g)	25,500,000	28,054,325
6% 6/1/41 (f)(g)	11,100,000	12,211,883
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6% 6/1/41 (f)	$ 15,000,000	$ 16,502,544
6.5% 2/1/36	53,769	60,769
TOTAL FANNIE MAE		527,268,212
Freddie Mac - 1.4%
3.281% 10/1/35 (h)	56,225	59,933
4% 6/1/41 (f)	13,000,000	13,076,237
4.5% 7/1/25 to 4/1/41	8,883,549	9,245,537
5% 9/1/39 to 4/1/41	8,898,163	9,482,404
5% 6/1/41 (f)	13,000,000	13,823,806
5% 6/1/41 (f)	11,900,000	12,654,099
5.5% 12/1/28 to 1/1/40	30,545,563	33,087,193
5.5% 6/1/41 (f)	4,000,000	4,331,786
6% 7/1/37 to 8/1/37	1,127,502	1,242,558
TOTAL FREDDIE MAC		97,003,553
Ginnie Mae - 1.2%
4% 1/15/25 to 10/20/25	7,485,676	7,905,785
4.5% 3/15/41	4,983,523	5,281,114
4.5% 6/1/41 (f)	24,000,000	25,375,970
4.5% 6/1/41 (f)(g)	18,000,000	19,031,978
5% 6/1/41 (f)	8,000,000	8,663,207
5% 6/1/41 (f)	4,000,000	4,331,604
5% 6/1/41 (f)	7,000,000	7,580,306
5.5% 12/20/28 to 12/15/38	2,680,889	2,960,690
TOTAL GINNIE MAE		81,130,654
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $696,225,823)		705,402,419
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.664% 4/25/35 (h)	253,608	177,610
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.944% 3/25/34 (h)	5,199	5,153
Class M2, 1.844% 3/25/34 (h)	56,000	45,045
Series 2005-HE2 Class M2, 0.644% 4/25/35 (h)	24,754	23,835
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2006-OP1 Class M4, 0.564% 4/25/36 (h)	$ 22,876	$ 93
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	1,236,000	1,273,375
Series 2011-1 Class A2, 2.15% 1/15/16	4,058,000	4,129,242
Series 2011-3 Class A2, 1.87% 5/15/16	1,230,000	1,232,926
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14	164,000	167,272
Class E, 6.96% 3/8/16 (d)	648,577	663,153
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.894% 12/25/33 (h)	14,605	11,736
Series 2004-R2 Class M3, 0.744% 4/25/34 (h)	21,541	6,170
Series 2005-R2 Class M1, 0.644% 4/25/35 (h)	331,000	285,659
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9926% 3/25/34 (h)	7,674	5,866
Series 2004-W7 Class M1, 0.744% 5/25/34 (h)	204,000	155,030
Series 2006-W4 Class A2C, 0.354% 5/25/36 (h)	221,087	67,601
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.019% 4/25/34 (h)	427,000	342,181
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (d)	1,070,000	1,103,820
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.318% 12/25/24 (h)	257,615	233,141
C-BASS Trust Series 2006-CB7 Class A2, 0.254% 10/25/36 (h)	10,216	10,154
Capital Auto Receivables Asset Trust:
Series 2006-2 Class C, 5.31% 6/15/12	120,220	121,228
Series 2007-1 Class C, 5.38% 11/15/12	67,000	68,898
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	135,000	135,966
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.494% 7/25/36 (h)	183,000	7,553
Series 2007-RFC1 Class A3, 0.334% 12/25/36 (h)	289,000	101,296
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.464% 5/25/37 (h)	123,000	7,024
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.254% 6/25/47 (h)	5,981	5,888
Series 2007-4 Class A1A, 0.3326% 9/25/37 (h)	50,562	48,647
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4995% 3/25/32 (MGIC Investment Corp. Insured) (h)	15,322	6,041
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-3 Class M4, 1.164% 4/25/34 (h)	$ 25,557	$ 12,356
Series 2004-4 Class M2, 0.989% 6/25/34 (h)	94,124	52,732
Series 2005-3 Class MV1, 0.614% 8/25/35 (h)	113,973	109,533
Series 2005-AB1 Class A2, 0.404% 8/25/35 (h)	11,638	11,516
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (d)	48,403	48,634
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7199% 5/28/35 (h)	6,234	4,421
Fieldstone Mortgage Investment Corp. Series 2006-3 Class 2A3, 0.354% 11/25/36 (h)	902,000	363,639
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.019% 3/25/34 (h)	3,499	1,367
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (d)	490,000	495,198
Series 2007-A Class D, 7.05% 12/15/13 (d)	278,000	286,435
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.748% 6/15/13 (h)	124,000	123,914
Series 2010-5 Class A1, 1.5% 9/15/15	1,407,000	1,414,036
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	4,064	4,071
Series 2007-1:
Class A4, 5.03% 2/16/15	16,284	16,295
Class C, 5.43% 2/16/15	71,000	71,100
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.684% 1/25/35 (h)	152,000	74,363
Class M4, 0.874% 1/25/35 (h)	58,000	18,246
GE Business Loan Trust:
Series 2003-1 Class A, 0.628% 4/15/31 (d)(h)	38,601	36,092
Series 2006-2A:
Class A, 0.378% 11/15/34 (d)(h)	291,507	241,951
Class B, 0.478% 11/15/34 (d)(h)	105,439	68,535
Class C, 0.578% 11/15/34 (d)(h)	175,214	87,607
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(h)	69,484	19,155
Class M1, 0.844% 6/25/34 (h)	412,000	277,868
Series 2007-HE1 Class M1, 0.444% 3/25/47 (h)	167,000	9,782
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.514% 8/25/33 (h)	48,486	34,618
Series 2003-3 Class M1, 1.484% 8/25/33 (h)	119,329	97,613
Series 2003-5 Class A2, 0.894% 12/25/33 (h)	5,278	3,686
Series 2005-5 Class 2A2, 0.444% 11/25/35 (h)	10,630	10,509
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2006-1 Class 2A3, 0.419% 4/25/36 (h)	$ 161,169	$ 157,570
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.4858% 3/20/36 (h)	111,417	94,642
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.384% 1/25/37 (h)	231,000	106,906
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.324% 11/25/36 (h)	231,000	196,660
Class MV1, 0.424% 11/25/36 (h)	187,000	122,348
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6385% 12/27/29 (h)	113,493	97,604
Series 2006-A Class 2C, 1.4585% 3/27/42 (h)	406,000	81,852
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	184,387	185,890
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.274% 6/25/34 (h)	14,692	10,404
Marriott Vacation Club Owner Trust Series 2006-2A Class D, 6.01% 10/20/28 (d)	15,999	16,385
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.454% 10/25/36 (h)	83,000	4,787
Series 2007-HE1 Class M1, 0.494% 5/25/37 (h)	126,000	6,696
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.944% 7/25/34 (h)	20,919	13,595
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	3,390	3,393
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.169% 7/25/34 (h)	75,475	51,649
Series 2006-FM1 Class A2B, 0.304% 4/25/37 (h)	296,788	255,521
Series 2006-MLN1 Class A2A, 0.264% 7/25/37 (h)	1,156	1,148
Series 2006-OPT1 Class A1A, 0.454% 6/25/35 (h)	431,525	345,335
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.534% 8/25/34 (h)	9,173	7,333
Series 2004-NC8 Class M6, 1.444% 9/25/34 (h)	25,357	11,059
Series 2005-NC1 Class M1, 0.634% 1/25/35 (h)	64,000	43,435
Series 2005-NC2 Class B1, 1.364% 3/25/35 (h)	66,866	9,393
National Collegiate Student Loan Trust Series 2006-4:
Class A1, 0.224% 3/25/25 (h)	11,049	11,011
Class D, 1.294% 5/25/32 (h)	310,000	2,323
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.704% 9/25/35 (h)	229,000	148,096
Series 2005-D Class M2, 0.664% 2/25/36 (h)	109,000	31,996
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.284% 5/25/37 (h)	7,736	7,586
Asset-Backed Securities - continued
	Principal Amount	Value
Option One Mortgage Loan Trust: - continued
Series 2007-6 Class 2A1, 0.254% 7/25/37 (h)	$ 17,324	$ 16,917
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.444% 9/25/34 (h)	85,000	52,014
Class M4, 1.644% 9/25/34 (h)	109,000	34,337
Series 2005-WCH1:
Class M2, 0.714% 1/25/36 (h)	328,000	307,462
Class M3, 0.754% 1/25/36 (h)	77,000	53,204
Class M4, 1.024% 1/25/36 (h)	236,000	124,387
Series 2005-WHQ2 Class M7, 1.444% 5/25/35 (h)	291,000	3,912
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.264% 2/25/37 (h)	4,657	4,622
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.994% 4/25/33 (h)	815	688
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.989% 3/25/35 (h)	236,621	188,686
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 0.274% 8/25/36 (h)	5,476	1,992
Series 2007-NC1 Class A2A, 0.244% 12/25/36 (h)	1,496	1,444
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.363% 3/20/19 (FGIC Insured) (d)(h)	104,708	99,779
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2595% 6/15/33 (h)	204,000	33,446
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	88,308	90,515
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.054% 9/25/34 (h)	4,618	3,609
WaMu Master Note Trust Series 2006-C2A Class C2, 0.698% 8/15/15 (d)(h)	1,297,000	1,295,536
TOTAL ASSET-BACKED SECURITIES (Cost $18,583,447)		18,774,042
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6578% 4/10/49 (h)	227,000	150,857
Class C, 5.8361% 4/10/49 (h)	605,000	342,575
Class D, 5.8361% 4/10/49 (h)	303,000	131,199
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	667,035	680,083
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9037% 1/25/34 (h)	$ 220,584	$ 207,340
Series 2004-1 Class 2A2, 3.2308% 10/25/34 (h)	231,130	208,831
Series 2004-A Class 2A2, 2.8609% 2/25/34 (h)	28,829	25,664
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (h)	18,657	16,886
Class 2A2, 2.8678% 3/25/34 (h)	136,604	130,010
Series 2004-D Class 2A2, 2.8778% 5/25/34 (h)	203,012	185,972
Series 2004-G Class 2A7, 3.021% 8/25/34 (h)	190,294	170,970
Series 2004-H Class 2A1, 3.1658% 9/25/34 (h)	166,294	148,963
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.754% 1/25/35 (h)	337,399	270,727
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.938% 2/25/37 (h)	202,971	201,085
Series 2007-A2 Class 2A1, 3.0641% 7/25/37 (h)	242,873	242,368
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2942% 12/10/49 (h)	277,000	290,954
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.3824% 8/25/34 (h)	168,391	167,865
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	310,000	120,900
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.698% 7/16/34 (d)(h)	37,745	37,688
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8944% 11/25/34 (h)	247,764	231,224
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	1,058,368	1,063,659
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (h)	195,617	188,036
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4355% 10/18/54 (d)(h)	178,385	178,073
Class C2, 0.7455% 10/18/54 (d)(h)	59,910	59,557
Class M2, 0.5255% 10/18/54 (d)(h)	102,656	102,418
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.73% 11/20/56 (d)(h)	433,000	427,352
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.2858% 12/20/54 (h)	682,000	586,520
Class M1, 0.3658% 12/20/54 (h)	179,000	136,935
Series 2007-1:
Class 1M1, 0.4958% 12/20/54 (h)	226,000	172,890
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 2M1, 0.6958% 12/20/54 (h)	$ 290,000	$ 221,850
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7448% 4/25/35 (h)	89,982	77,472
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.417% 5/19/35 (h)	57,590	38,263
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (h)	525,000	549,197
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8553% 8/25/36 (h)	330,000	266,111
Series 2004-A3 Class 4A1, 4.2606% 7/25/34 (h)	197,590	191,389
Series 2006-A2 Class 5A1, 2.9729% 11/25/33 (h)	230,756	221,143
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	125,000	137,082
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.404% 5/25/47 (h)	150,439	106,269
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.364% 2/25/37 (h)	263,689	183,428
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 0.388% 6/15/22 (d)(h)	237,000	222,780
Class E, 0.408% 6/15/22 (d)(h)	146,000	135,050
Class F, 0.438% 6/15/22 (d)(h)	241,000	220,515
Class H, 0.528% 6/15/22 (d)(h)	109,000	95,648
Class J, 0.568% 6/15/22 (d)(h)	128,000	111,040
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7498% 8/25/34 (h)	273,446	261,377
Series 2005-A2 Class A7, 2.6245% 2/25/35 (h)	179,237	168,282
Series 2006-A6 Class A4, 3.1889% 10/25/33 (h)	183,299	175,596
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.484% 7/25/35 (h)	349,590	280,352
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.494% 3/25/37 (h)	455,000	30,574
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.8085% 10/25/35 (h)	621,649	534,041
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5539% 7/10/35 (d)(h)	217,319	177,376
Class B6, 3.0539% 7/10/35 (d)(h)	288,253	222,070
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	117,454	125,235
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential payer: - continued
Series 2004-SL3 Class A1, 7% 8/25/16	$ 6,137	$ 6,236
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.644% 6/25/33 (d)(h)	55,612	51,315
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (h)	6,132	4,539
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3739% 4/25/33 (h)	82,509	79,488
Series 2003-20 Class 1A1, 5.5% 7/25/33	59,361	60,421
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4126% 9/25/36 (h)	524,000	372,818
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.7161% 8/25/33 (h)	136,995	134,347
Series 2005-AR3 Class A2, 2.5752% 3/25/35 (h)	370,953	332,681
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.7613% 11/25/34 (h)	419,789	407,016
Series 2005-AR12 Class 2A6, 2.7836% 7/25/35 (h)	464,210	439,837
Series 2005-AR2 Class 2A2, 2.7435% 3/25/35 (h)	313,387	289,659
Series 2005-AR3 Class 2A1, 2.8729% 3/25/35 (h)	256,512	234,976
Series 2006-AR8 Class 3A1, 2.7717% 4/25/36 (h)	2,564,113	2,189,462
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,755,888)		16,232,536
Commercial Mortgage Securities - 1.6%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0825% 2/14/43 (h)	204,000	214,453
Class A3, 7.1325% 2/14/43 (h)	220,000	235,070
Class A6, 7.4525% 2/14/43 (h)	324,000	342,333
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9114% 5/10/45 (h)	323,000	344,697
Series 2006-3 Class A4, 5.889% 7/10/44	1,724,000	1,901,825
Series 2006-6 Class A3, 5.369% 10/10/45	554,000	585,425
Series 2007-4 Class A3, 5.9998% 2/10/51 (h)	276,000	295,305
Series 2006-6 Class E, 5.619% 10/10/45 (d)	160,000	32,000
Series 2007-3:
Class A3, 5.8018% 6/10/49 (h)	463,000	489,412
Class A4, 5.8018% 6/10/49 (h)	577,000	627,713
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	$ 607,000	$ 656,599
Series 2004-2:
Class A3, 4.05% 11/10/38	50,692	51,362
Class A4, 4.153% 11/10/38	351,000	366,121
Series 2005-1 Class A3, 4.877% 11/10/42	241,320	241,313
Series 2001-3 Class H, 6.562% 4/11/37 (d)	155,000	155,828
Series 2001-PB1 Class K, 6.15% 5/11/35 (d)	129,000	125,951
Series 2005-3 Series A3B, 5.09% 7/10/43 (h)	860,000	903,750
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.508% 3/15/22 (d)(h)	119,000	118,929
Class D, 0.558% 3/15/22 (d)(h)	121,000	120,915
Class E, 0.598% 3/15/22 (d)(h)	100,000	98,250
Series 2006-BIX1:
Class C, 0.378% 10/15/19 (d)(h)	178,000	172,660
Class D, 0.408% 10/15/19 (d)(h)	217,000	207,235
Class E, 0.438% 10/15/19 (d)(h)	201,000	188,940
Class F, 0.508% 10/15/19 (d)(h)	477,000	447,188
Class G, 0.528% 10/15/19 (d)(h)	192,000	168,960
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 0.554% 4/25/34 (d)(h)	190,967	167,096
Class B, 2.094% 4/25/34 (d)(h)	21,375	11,438
Series 2004-2 Class A, 0.624% 8/25/34 (d)(h)	156,171	135,762
Series 2004-3:
Class A1, 0.564% 1/25/35 (d)(h)	349,213	309,714
Class A2, 0.614% 1/25/35 (d)(h)	50,142	44,158
Class M1, 0.694% 1/25/35 (d)(h)	60,230	42,462
Class M2, 1.194% 1/25/35 (d)(h)	30,263	20,476
Series 2005-2A:
Class A1, 0.504% 8/25/35 (d)(h)	267,934	220,935
Class M2, 0.674% 8/25/35 (d)(h)	23,281	13,840
Series 2005-3A:
Class A1, 0.514% 11/25/35 (d)(h)	105,512	87,801
Class A2, 0.594% 11/25/35 (d)(h)	98,777	82,566
Series 2005-4A:
Class A2, 0.584% 1/25/36 (d)(h)	247,970	209,406
Class M1, 0.644% 1/25/36 (d)(h)	80,038	51,836
Series 2006-2A Class A1, 0.424% 7/25/36 (d)(h)	654,334	520,706
Series 2006-4A:
Class A1, 0.424% 12/25/36 (d)(h)	125,796	101,895
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A:
Class A2, 0.464% 12/25/36 (d)(h)	$ 637,115	$ 471,465
Series 2007-1:
Class A2, 0.464% 3/25/37 (d)(h)	139,194	92,564
Class B3, 3.544% 3/25/37 (d)(h)	69,732	3,835
Series 2007-2A:
Class A1, 0.464% 7/25/37 (d)(h)	350,037	259,527
Class A2, 0.514% 7/25/37 (d)(h)	327,727	208,509
Class B1, 1.794% 7/25/37 (d)(h)	98,472	9,347
Class B2, 2.444% 7/25/37 (d)(h)	85,394	5,715
Class B3, 3.544% 7/25/37 (d)(h)	96,164	4,725
Class M1, 0.564% 7/25/37 (d)(h)	111,550	38,663
Class M4, 0.844% 7/25/37 (d)(h)	122,321	20,358
Class M5, 0.944% 7/25/37 (d)(h)	107,704	15,962
Class M6, 1.194% 7/25/37 (d)(h)	137,707	17,008
Series 2007-3:
Class A2, 0.484% 7/25/37 (d)(h)	137,036	91,633
Class B1, 1.144% 7/25/37 (d)(h)	82,727	12,179
Class B2, 1.794% 7/25/37 (d)(h)	212,185	24,380
Class B3, 4.194% 7/25/37 (d)(h)	109,984	7,172
Class M1, 0.504% 7/25/37 (d)(h)	72,623	28,100
Class M2, 0.534% 7/25/37 (d)(h)	77,675	25,161
Class M3, 0.564% 7/25/37 (d)(h)	124,406	33,772
Class M4, 0.694% 7/25/37 (d)(h)	196,397	46,918
Class M5, 0.794% 7/25/37 (d)(h)	99,777	20,941
Class M6, 0.994% 7/25/37 (d)(h)	75,780	13,638
Series 2007-4A:
Class B2, 3.644% 9/25/37 (d)(h)	173,944	5,218
Class M4, 1.794% 9/25/37 (d)(h)	117,886	9,431
Class M5, 1.944% 9/25/37 (d)(h)	117,886	8,252
Class M6, 2.144% 9/25/37 (d)(h)	117,886	7,073
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7 Class G, 0.638% 3/15/19 (d)(h)	129,000	116,100
Series 2007-BBA8:
Class E, 0.498% 3/15/22 (d)(h)	514,000	463,984
Class F, 0.548% 3/15/22 (d)(h)	315,000	278,346
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	61,836	62,517
Series 2004-PWR3 Class A3, 4.487% 2/11/41	108,917	111,844
Series 2007-PW16 Class A4, 5.9055% 6/11/40 (h)	162,000	179,804
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-PW17 Class A1, 5.282% 6/11/50	$ 82,840	$ 84,663
Series 2007-T26 Class A1, 5.145% 1/12/45	41,779	42,382
Series 2006-PW13 Class A3, 5.518% 9/11/41	978,000	1,019,688
Series 2006-T22 Class A4, 5.7046% 4/12/38 (h)	35,000	38,952
Series 2007-PW16:
Class B, 5.716% 6/11/40 (d)(h)	44,000	28,222
Class C, 5.716% 6/11/40 (d)(h)	37,000	20,022
Class D, 5.716% 6/11/40 (d)(h)	37,000	18,538
C-BASS Trust floater Series 2006-SC1 Class A, 0.464% 5/25/36 (d)(h)	132,677	102,572
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (d)	325,000	347,046
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5071% 8/15/21 (d)(h)	99,000	98,238
Class G, 0.5271% 8/15/21 (d)(h)	82,000	81,669
Class H, 0.5671% 8/15/21 (d)(h)	66,000	64,892
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	416,795	387,471
Series 2007-C6:
Class A1, 5.622% 12/10/49 (h)	65,709	65,620
Class A2, 5.8862% 12/10/49 (h)	277,000	284,998
Class A4, 5.8862% 12/10/49 (h)	918,000	1,018,278
Series 2007-FL3A Class A2, 0.338% 4/15/22 (d)(h)	1,000,000	948,001
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	171,781	172,869
Class A4, 5.322% 12/11/49	3,207,000	3,423,772
Series 2007-CD4:
Class A3, 5.293% 12/11/49	270,000	279,962
Class C, 5.476% 12/11/49	522,000	182,700
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0102% 5/15/46 (h)	277,000	296,781
Series 2006-C1 Class B, 5.359% 8/15/48	831,000	398,880
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.428% 4/15/17 (d)(h)	1,438,000	1,367,898
Class C, 0.468% 4/15/17 (d)(h)	223,000	209,899
Class D, 0.508% 4/15/17 (d)(h)	152,000	140,030
Class E, 0.568% 4/15/17 (d)(h)	48,000	43,260
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class F, 0.608% 4/15/17 (d)(h)	$ 27,000	$ 23,794
Class G, 0.748% 4/15/17 (d)(h)	27,000	22,984
Class H, 0.818% 4/15/17 (d)(h)	27,000	21,634
Series 2005-FL11:
Class C, 0.498% 11/15/17 (d)(h)	211,411	204,540
Class D, 0.538% 11/15/17 (d)(h)	10,969	10,531
Class E, 0.588% 11/15/17 (d)(h)	38,892	36,947
Class F, 0.648% 11/15/17 (d)(h)	29,917	27,822
Class G, 0.698% 11/15/17 (d)(h)	20,609	18,651
Series 2006-FL12 Class AJ, 0.328% 12/15/20 (d)(h)	395,000	367,350
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	2,743	2,801
Series 2006-C8:
Class A3, 5.31% 12/10/46	789,000	822,345
Class A4, 5.306% 12/10/46	3,713,000	3,998,471
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	468,000	468,585
Class AJFX, 5.478% 2/5/19 (d)	828,000	834,840
Series 2007-C9 Class A4, 6.0084% 12/10/49 (h)	613,000	683,511
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,429,000	1,549,205
Series 2007-C2 Class A3, 5.542% 1/15/49 (h)	554,000	590,475
Series 2007-C3 Class A4, 5.9052% 6/15/39 (h)	167,000	181,447
Series 2006-C4 Class AAB, 5.439% 9/15/39	1,577,000	1,640,655
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	251,000	269,788
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.548% 4/15/22 (d)(h)	988,000	790,400
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	277,000	280,520
Series 2002-CP5 Class A1, 4.106% 12/15/35	10,172	10,256
Series 2004-C1:
Class A3, 4.321% 1/15/37	37,718	38,076
Class A4, 4.75% 1/15/37	129,000	136,520
Series 2006-C1 Class A3, 5.711% 2/15/39 (h)	1,463,000	1,545,305
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.348% 2/15/22 (d)(h)	105,000	95,550
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates: - continued
floater Series 2007-TFL1:
Class C:
0.368% 2/15/22 (d)(h)	$ 299,000	$ 269,100
0.468% 2/15/22 (d)(h)	107,000	92,020
Class F, 0.518% 2/15/22 (d)(h)	213,000	178,920
Series 2007-C1 Class B, 5.487% 2/15/40 (d)(h)	420,000	84,000
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	95,093	95,292
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	2,939,000	3,161,003
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3995% 11/5/21 (d)(h)	104,000	95,826
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	554,000	578,294
Series 2007-GG9 Class A4, 5.444% 3/10/39	805,000	871,849
Series 2006-GG7:
Class A3, 5.881% 7/10/38 (h)	730,000	772,902
Class A4, 6.0778% 7/10/38 (h)	2,144,000	2,390,465
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class D, 0.489% 6/6/20 (d)(h)	66,000	62,128
Class E, 0.579% 6/6/20 (d)(h)	77,000	70,556
Class F, 0.649% 6/6/20 (d)(h)	134,000	121,587
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (d)(h)	263,000	259,309
Class D, 2.3636% 3/6/20 (d)(h)	1,737,000	1,713,095
Class H, 3.5846% 3/6/20 (d)(h)	121,000	119,877
Class J, 4.4568% 3/6/20 (d)(h)	174,000	173,305
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	86,000	86,641
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	250,461	251,954
Series 2007-GG10 Class A2, 5.778% 8/10/45	127,481	130,471
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	90,079	90,237
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 6.061% 4/15/45 (h)	747,000	834,555
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.368% 11/15/18 (d)(h)	179,674	168,893
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2:
Class C, 0.408% 11/15/18 (d)(h)	$ 127,903	$ 118,950
Class F, 0.528% 11/15/18 (d)(h)	87,299	77,696
Class G, 0.558% 11/15/18 (d)(h)	75,625	65,038
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45	176,000	192,196
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (h)	128,285	133,306
Class A3, 5.336% 5/15/47	115,000	124,010
Series 2007-CB19 Class A4, 5.9318% 2/12/49 (h)	972,000	1,070,925
Series 2007-CB20 Class A4, 5.794% 2/12/51	1,382,000	1,519,719
Series 2007-LD11 Class A2, 5.9901% 6/15/49 (h)	778,000	801,082
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	628,000	637,962
Class A3, 5.42% 1/15/49	4,514,000	4,894,606
Series 2006-CB17 Class A3, 5.45% 12/12/43	79,000	81,218
Series 2007-CB19:
Class B, 5.9318% 2/12/49 (h)	24,000	17,699
Class C, 5.9318% 2/12/49 (h)	62,000	38,908
Class D, 5.9318% 2/12/49 (h)	65,000	32,658
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (h)	53,000	30,778
Class CS, 5.466% 1/15/49 (h)	23,000	10,600
Class ES, 5.7307% 1/15/49 (d)(h)	143,000	30,074
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1412% 7/15/44 (h)	4,948,000	5,488,235
Series 1998-C1 Class D, 6.98% 2/18/30	72,242	72,185
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	67,718	67,736
Series 2006-C6 Class A2, 5.262% 9/15/39 (h)	239,506	240,258
Series 2006-C7:
Class A1, 5.279% 11/15/38	3,891	3,906
Class A2, 5.3% 11/15/38	305,000	307,861
Class A3, 5.347% 11/15/38	206,000	224,422
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	15,836	15,980
Class A4, 5.424% 2/15/40	1,687,000	1,841,271
Series 2007-C2 Class A3, 5.43% 2/15/40	505,000	547,184
Series 2001-C3 Class B, 6.512% 6/15/36	535,000	537,193
Series 2001-C7 Class D, 6.514% 11/15/33	305,000	309,168
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	$ 346,000	$ 374,836
Series 2007-C7 Class A3, 5.866% 9/15/45	294,000	324,711
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.428% 9/15/21 (d)(h)	88,297	80,350
Class E, 0.488% 9/15/21 (d)(h)	320,310	285,076
Class F, 0.538% 9/15/21 (d)(h)	183,169	157,525
Class G, 0.558% 9/15/21 (d)(h)	361,641	296,545
Class H, 0.598% 9/15/21 (d)(h)	92,993	73,465
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	492,000	499,066
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	637,821	643,436
Series 2005-CKI1 Class A3, 5.3967% 11/12/37 (h)	217,201	221,545
Series 2005-LC1 Class F, 5.5633% 1/12/44 (d)(h)	241,000	128,249
Series 2006-C1 Class A2, 5.8093% 5/12/39 (h)	272,668	280,916
Series 2007-C1 Class A4, 6.02% 6/12/50 (h)	1,049,000	1,157,967
Series 2008-C1 Class A4, 5.69% 2/12/51	591,000	650,427
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3465% 12/12/49 (h)	123,590	121,043
sequential payer:
Series 2006-1 CLass A3, 5.4822% 2/12/39 (h)	295,000	304,113
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	238,000	252,987
Series 2007-5:
Class A3, 5.364% 8/12/48	108,000	111,290
Class B, 5.479% 8/12/48	831,000	384,597
Series 2007-6:
Class A1, 5.175% 3/12/51	6,336	6,375
Class A4, 5.485% 3/12/51 (h)	656,000	707,348
Series 2007-7 Class A4, 5.81% 6/12/50 (h)	970,000	1,050,555
Series 2007-8 Class A1, 4.622% 8/12/49	32,759	33,012
Series 2007-6 Class B, 5.635% 3/12/51 (h)	277,000	141,609
Series 2007-7 Class B, 5.9352% 6/12/50 (h)	356,000	99,502
Series 2007-8 Class A3, 6.1636% 8/12/49 (h)	239,000	263,376
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (d)(h)	57,391	28,696
Series 2007-XLFA:
Class C, 0.358% 10/15/20 (d)(h)	159,000	148,106
Class D, 0.388% 10/15/20 (d)(h)	107,000	96,313
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class E, 0.448% 10/15/20 (d)(h)	$ 134,000	$ 119,040
Class NHRO, 1.088% 10/15/20 (d)(h)	127,622	104,650
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	411,000	420,815
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	13,156	13,206
Class A31, 5.439% 2/12/44 (h)	2,197,000	2,282,945
Series 2007-IQ13 Class A1, 5.05% 3/15/44	35,643	35,866
Series 2007-IQ15 Class A4, 5.8785% 6/11/49 (h)	1,262,000	1,393,334
Series 2007-T25 Class A1, 5.391% 11/12/49	24,805	25,044
Series 2007-T27 Class A4, 5.7946% 6/11/42 (h)	1,015,000	1,140,827
Series 2006-HQ8 Class A3, 5.6465% 3/12/44 (h)	175,005	176,763
Series 2006-IQ11 Class A4, 5.8976% 10/15/42 (h)	83,000	92,153
Series 2006-T23 Class A3, 5.9755% 8/12/41 (h)	141,000	151,626
Series 2007-HQ12 Class A4, 5.7773% 4/12/49 (h)	1,466,000	1,529,714
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	416,000	449,353
Class AAB, 5.654% 4/15/49	608,000	645,367
Class B, 5.9112% 4/15/49 (h)	68,000	38,080
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	22,343	22,620
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.398% 1/15/18 (d)(h)	204,000	195,848
Series 2006-WL7A:
Class E, 0.4771% 9/15/21 (d)(h)	278,000	236,657
Class F, 0.5371% 8/11/18 (d)(h)	301,000	245,621
Class G, 0.5571% 8/11/18 (d)(h)	285,000	193,481
Series 2007-WHL8 Class F, 0.678% 6/15/20 (d)(h)	686,000	562,520
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	336,533	338,411
Series 2006-C27 Class A2, 5.624% 7/15/45	208,904	209,599
Series 2006-C28 Class A4, 5.572% 10/15/48	1,373,000	1,500,347
Series 2006-C29:
Class A1, 5.11% 11/15/48	17,445	17,472
Class A3, 5.313% 11/15/48	736,000	792,122
Series 2007-C30:
Class A3, 5.246% 12/15/43	238,000	243,773
Class A4, 5.305% 12/15/43	81,000	83,628
Class A5, 5.342% 12/15/43	5,296,000	5,613,204
Series 2007-C31 Class A4, 5.509% 4/15/47	626,000	664,740
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C32:
Class A2, 5.9267% 6/15/49 (h)	$ 309,345	$ 322,097
Class A3, 5.9317% 6/15/49 (h)	3,959,000	4,280,467
Series 2005-C19 Class B, 4.892% 5/15/44	277,000	261,639
Series 2005-C22:
Class B, 5.5358% 12/15/44 (h)	614,000	562,893
Class F, 5.5358% 12/15/44 (d)(h)	462,000	271,767
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	831,000	448,645
Class D, 5.513% 12/15/43 (h)	443,000	186,696
Series 2007-C31 Class C, 5.8836% 4/15/47 (h)	1,142,000	607,717
Series 2007-C31A Class A2, 5.421% 4/15/47	880,860	918,844
Series 2007-C32:
Class D, 5.9317% 6/15/49 (h)	208,000	99,332
Class E, 5.9317% 6/15/49 (h)	328,000	117,224
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0966% 2/15/51 (h)	4,253,000	4,634,464
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $109,666,732)		113,025,522
Municipal Securities - 0.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	465,000	462,624
California Gen. Oblig.:
7.5% 4/1/34	1,590,000	1,851,841
7.55% 4/1/39	1,165,000	1,372,720
Illinois Gen. Oblig.:
5.665% 3/1/18	825,000	870,161
5.877% 3/1/19	735,000	771,801
TOTAL MUNICIPAL SECURITIES (Cost $4,850,464)		5,329,147
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 6.05% 1/11/40 (Cost $1,096,733)	1,082,000	1,149,625
Supranational Obligations - 0.0%
	Principal Amount	Value
Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $109,969)	$ 104,000	$ 111,000
Fixed-Income Funds - 73.8%
	Shares
Bank Loan Funds - 0.8%
Eaton Vance Floating-Rate Fund - Advisers Class	5,636,101	51,175,795
High Yield Fixed-Income Funds - 1.0%
Fidelity Focused High Income Fund (c)	7,626,740	71,843,891
Intermediate-Term Bond Funds - 71.3%
DoubleLine Total Return Bond	15,166,252	169,103,707
JPMorgan Core Bond Fund Class A	47,569,584	552,282,866
Loomis Sayles Bond Fund Retail Class	2,333,839	34,890,894
Metropolitan West Total Return Bond Fund Class M	73,300,136	774,049,435
PIMCO Total Return Fund Administrative Class	161,663,202	1,787,995,011
Spartan U.S. Bond Index Fund Investor Class (c)	28,351,133	326,605,049
Templeton Global Bond Fund Class A	9,114,510	127,603,136
Westcore Plus Bond Fund	4,145,601	45,228,504
Western Asset Core Bond Portfolio Class F	29,714,851	350,040,947
Western Asset Core Plus Bond Portfolio	69,419,557	765,697,718
TOTAL INTERMEDIATE-TERM BOND FUNDS		4,933,497,267
Municipal Bond Funds - 0.5%
Fidelity Municipal Income Fund (c)	2,514,448	31,480,891
Sector Funds - 0.2%
Fidelity Real Estate Income Fund (c)	1,204,562	13,226,094
TOTAL FIXED-INCOME FUNDS (Cost $4,993,301,972)		5,101,223,938
Short-Term Funds - 1.5%

Prudential Short-Term Corporate Bond Fund, Inc. Class A (Cost $100,862,635)	8,777,962	101,385,458
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (a) (Cost $130,655,394)	130,655,394	$ 130,655,394
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $7,026,662,081)		7,165,862,426
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(250,298,629)
NET ASSETS - 100%		$ 6,915,563,797
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Rating-Aa3) (Upfront Payment (Made)/Received $(48,223))	March 2018	$ 1,500,000	80,851
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.5176% with JPMorgan Chase, Inc.	Feb. 2041	13,244,000	(1,475,558)
		$ 14,744,000	$ (1,394,707)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $79,581,455 or 1.2% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security is subject to a forward commitment to sell.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,088,367.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 84,011
Affiliated Underlying Funds
Information regarding fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Focused High Income Fund	$ 70,611,865	$ 1,003,913	$ -	$ 1,003,913	$ 71,843,891
Fidelity Municipal Income Fund	16,855,833	24,016,128	10,000,597	352,625	31,480,891
Fidelity Real Estate Income Fund	12,956,055	64,720	-	64,720	13,226,094
Spartan U.S. Bond Index Fund Investor Class	238,975,649	86,659,805	3,841,142	2,024,414	326,605,049
Total	$ 339,399,402	$ 111,744,566	$ 13,841,739	$ 3,445,672	$ 443,155,925
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 354,665,910	$ -	$ 354,665,910	$ -
U.S. Government and Government Agency Obligations	617,907,435	-	617,907,435	-
U.S. Government Agency - Mortgage Securities	705,402,419	-	705,402,419	-
Asset-Backed Securities	18,774,042	-	17,728,325	1,045,717
Collateralized Mortgage Obligations	16,232,536	-	15,456,431	776,105
Commercial Mortgage Securities	113,025,522	-	105,746,925	7,278,597
Municipal Securities	5,329,147	-	5,329,147	-
Foreign Government and Government Agency Obligations	1,149,625	-	1,149,625	-
Supranational Obligations	111,000	-	111,000	-
Fixed-Income Funds	5,101,223,938	5,101,223,938	-	-
Short-Term Funds	101,385,458	101,385,458	-	-
Money Market Funds	130,655,394	130,655,394	-	-
Total Investments in Securities:	$ 7,165,862,426	$ 5,333,264,790	$ 1,823,497,217	$ 9,100,419
Derivative Instruments:
Assets
Swap Agreements	$ 80,851	$ -	$ 80,851	$ -
Liabilities
Swap Agreements	$ (1,475,558)	$ -	$ (1,475,558)	$ -
Total Derivative Instruments:	$ (1,394,707)	$ -	$ (1,394,707)	$ -
Other Financial Instruments:
Forward Commitment	$ (521,305)	$ -	$ (521,305)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Beginning Balance	$ 8,338,632
Total Realized Gain (Loss)	82,680
Total Unrealized Gain (Loss)	333,863
Cost of Purchases	0
Proceeds of Sales	(577,472)
Amortization/Accretion	60,486
Transfers in to Level 3	1,413,636
Transfers out of Level 3	(551,406)
Ending Balance	$ 9,100,419
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 356,391

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $7,029,872,873. Net unrealized appreciation aggregated $135,989,553, of which $161,107,183 related to appreciated investment securities and $25,117,630 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustee's believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Emerging Markets Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2011

Strategic Advisers, Inc.
A Fidelity Investments Company

1.918363.100

SAE-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 98.6%
	Shares	Value
Europe Stock Funds - 0.6%
Market Vectors Russia ETF	312,300	$ 12,098,502
Emerging Markets Funds - 98.0%
Aberdeen Emerging Markets Institutional Fund	14,226,416	210,693,216
Acadian Emerging Market Portfolio Institutional Class	7,891,954	164,547,248
Eaton Vance Parametric Structured Emerging Markets Fund Class A	6,446,627	103,984,089
Fidelity Emerging Markets Fund (b)	10,974,895	295,114,925
GMO Emerging Markets Fund Class IV	10,200,136	155,756,082
Invesco Developing Markets Fund Class A	1,504,866	51,120,288
Lazard Emerging Markets Portfolio Institutional Class	14,340,069	314,047,502
Oppenheimer Developing Markets Fund Class A	2,639,462	96,155,590
SSgA Emerging Markets Fund	5,793,236	134,287,207
T. Rowe Price Emerging Markets Stock Fund	7,144,602	256,133,975
Vanguard Emerging Markets ETF	204,500	10,042,995
TOTAL EMERGING MARKETS FUNDS		1,791,883,117
TOTAL EQUITY FUNDS (Cost $1,749,364,650)		1,803,981,619
Short-Term Funds - 1.3%

Fidelity Select Money Market Portfolio (b)	943	943
SSgA US Treasury Money Market Fund, 0% (a)	23,904,082	23,904,082
TOTAL SHORT-TERM FUNDS (Cost $23,905,025)		23,905,025
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,773,269,675)		1,827,886,644
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,146,301
NET ASSETS - 100%		$ 1,829,032,945
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date purchases and sales of the affiliated Underlying Funds and the income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 271,453,025	$ 6,858,647	$ -	$ -	$ 295,114,925
Fidelity Select Money Market Portfolio	943	-	-	-	943
Total	$ 271,453,968	$ 6,858,647	$ -	$ -	$ 295,115,868
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $1,773,722,180. Net unrealized appreciation aggregated $54,164,464, of which $56,234,461 related to appreciated investment securities and $2,069,997 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Income Opportunities Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2011

Strategic Advisers, Inc.
A Fidelity Investments Company

1.912886.100

SRQ-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.0%
	Shares	Value
High Yield Fixed-Income Funds - 100.0%
BlackRock High Yield Bond Portfolio Investor A Class	17,774,515	$ 140,418,665
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	11,294,891	112,271,216
Fidelity Advisor High Income Fund Institutional Class (a)	10,540,018	91,803,553
Fidelity Capital & Income Fund (a)	68,568,025	675,395,049
Fidelity Focused High Income Fund (a)	1,010,127	9,515,399
Fidelity High Income Fund (a)	39,077,860	358,734,752
Goldman Sachs High Yield Fund Class A	5,973,704	44,384,623
Janus High-Yield Fund Class T	14,266,645	132,679,796
MainStay High Yield Corporate Bond Fund Class A	17,652,325	105,737,425
PIMCO High Yield Fund Administrative Class	32,815,095	312,071,557
T. Rowe Price High Yield Fund Advisor Class	101,065,055	702,402,130
TOTAL FIXED-INCOME FUNDS (Cost $2,496,261,211)		2,685,414,165
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,496,261,211)		2,685,414,165
NET OTHER ASSETS (LIABILITIES) - 0.0%		136,843
NET ASSETS - 100%		$ 2,685,551,008
Legend
(a) Affiliated company
Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Fund's and income earned by the Fund from investments in affiliated Underlying Fund's is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 73,525,825	$ 37,522,091	$ -	$ 1,237,264	$ 112,271,216
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Fund Institutional Class	90,059,434	1,534,468	-	1,428,202	91,803,553
Fidelity Capital & Income Fund	576,375,979	100,752,120	3,769,317	7,843,087	675,395,049
Fidelity Focused High Income Fund	9,352,223	132,964	-	132,964	9,515,399
Fidelity High Income Fund	292,492,433	70,091,164	3,769,317	4,969,529	358,734,752
Total	$ 1,041,805,894	$ 210,032,807	$ 7,538,634	$ 15,611,046	$ 1,247,719,969
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $2,499,683,501. Net unrealized appreciation aggregated $185,730,664, of which $188,970,126 related to appreciated investment securities and $3,239,462 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2011

Strategic Advisers, Inc.
A Fidelity Investments Company

1.912870.100

SIT-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 16.8%
	Shares	Value
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.1%
Denso Corp.	179,800	$ 6,465,823
GKN PLC	405,478	1,460,710
		7,926,533
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	100,116	8,855,388
Honda Motor Co. Ltd.	572,800	21,811,452
Toyota Motor Corp.	486,300	20,325,801
		50,992,641
Distributors - 0.0%
Li & Fung Ltd.	930,000	2,066,348
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	946,860	9,205,046
Greek Organization of Football Prognostics SA	664,603	12,191,095
MGM China Holdings Ltd. (a)	328,800	648,536
Sands China Ltd. (a)	2,200,000	5,699,995
		27,744,672
Household Durables - 0.0%
Haseko Corp. (a)	5,538,500	3,896,781
Leisure Equipment & Products - 0.1%
Sankyo Co. Ltd. (Gunma)	161,000	8,558,362
Media - 0.4%
Fuji Media Holdings, Inc.	3,260	4,358,073
Nippon Television Network Corp.	65,490	9,344,158
Publicis Groupe SA	128,039	7,036,811
Reed Elsevier NV	1,828,439	24,580,095
United Business Media Ltd.	190,603	1,818,488
		47,137,625
Multiline Retail - 0.0%
Daiei, Inc. (a)	274,400	978,087
Specialty Retail - 0.2%
Esprit Holdings Ltd.	665,300	2,502,189
H&M Hennes & Mauritz AB (B Shares)	174,746	6,491,366
Inditex SA	58,715	5,336,177
USS Co. Ltd.	46,810	3,572,389
		17,902,121
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy - Louis Vuitton	45,207	$ 7,863,253
Yue Yuen Industrial (Holdings) Ltd.	2,855,000	9,911,665
		17,774,918
TOTAL CONSUMER DISCRETIONARY		184,978,088
CONSUMER STAPLES - 1.9%
Beverages - 0.2%
Heineken NV (Bearer)	470,279	28,295,010
Food & Staples Retailing - 0.3%
Lawson, Inc.	288,700	14,318,448
Tesco PLC	2,170,951	14,964,719
		29,283,167
Food Products - 0.5%
Barry Callebaut AG	1,992	1,959,536
Danone	344,918	25,283,098
Nestle SA	590,051	37,876,999
		65,119,633
Household Products - 0.1%
Kimberly-Clark de Mexico SA de CV Series A	254,200	1,494,013
Reckitt Benckiser Group PLC	256,824	14,520,041
		16,014,054
Personal Products - 0.2%
Kao Corp.	532,900	13,713,220
Kobayashi Pharmaceutical Co. Ltd.	101,000	4,787,765
Kose Corp.	117,500	2,878,221
		21,379,206
Tobacco - 0.6%
British American Tobacco PLC (United Kingdom)	820,645	36,822,563
Japan Tobacco, Inc.	3,858	14,931,230
KT&G Corp.	277,782	16,303,761
Swedish Match Co.	60,344	2,133,112
		70,190,666
TOTAL CONSUMER STAPLES		230,281,736
Common Stocks - continued
	Shares	Value
ENERGY - 1.1%
Energy Equipment & Services - 0.3%
Aker Solutions ASA	208,945	$ 4,616,755
AMEC PLC	164,227	3,128,281
Petrofac Ltd.	242,568	6,396,166
Technip SA	151,918	16,335,505
Tecnicas Reunidas SA	169,657	9,555,948
		40,032,655
Oil, Gas & Consumable Fuels - 0.8%
Bankers Petroleum Ltd. (a)	309,050	2,542,059
BG Group PLC	280,884	6,498,595
BP PLC	3,578,169	27,551,610
China Petroleum & Chemical Corp. (H Shares)	3,098,000	3,096,069
INPEX Corp.	2,420	17,584,256
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR	69,801	2,417,209
Royal Dutch Shell PLC Class A (United Kingdom)	963,880	34,754,914
		94,444,712
TOTAL ENERGY		134,477,367
FINANCIALS - 3.5%
Capital Markets - 0.3%
Credit Suisse Group	183,654	7,896,504
Daiwa Securities Group, Inc.	1,452,000	5,970,405
Julius Baer Group Ltd.	173,348	7,593,248
Nomura Holdings, Inc.	578,272	2,903,695
UBS AG (a)	784,553	15,096,578
		39,460,430
Commercial Banks - 1.7%
Banco Santander (Brasil) SA ADR	315,376	3,582,671
Banco Santander SA	779,384	9,286,186
Bank of China Ltd. (H Shares)	7,531,000	4,173,560
Barclays PLC	3,997,605	18,270,104
BNP Paribas SA	365,460	28,508,188
Chiba Bank Ltd.	284,000	1,711,363
China Construction Bank Corp. (H Shares)	5,544,000	5,232,341
Danske Bank A/S (a)	167,420	3,521,605
DnB NOR ASA	353,845	5,331,623
Erste Bank AG	111,713	5,568,196
HDFC Bank Ltd. sponsored ADR	23,919	3,894,731
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
HSBC Holdings PLC:
(Hong Kong)	1,246,800	$ 13,103,748
(United Kingdom)	2,535,525	26,500,071
ICICI Bank Ltd. sponsored ADR	146,650	6,993,739
Joyo Bank Ltd.	428,000	1,731,924
Jyske Bank AS (Reg.) (a)	23,420	1,093,727
KBC Groupe SA	107,616	4,550,370
Komercni Banka AS	15,756	3,756,196
Mitsubishi UFJ Financial Group, Inc.	672,900	3,103,062
Sapporo Hokuyo Holdings, Inc.	341,300	1,389,330
Skandinaviska Enskilda Banken AB (A Shares)	1,095,055	9,810,381
Standard Chartered PLC (United Kingdom)	99,103	2,653,957
Sumitomo Mitsui Financial Group, Inc.	409,300	11,829,492
Sydbank AS	42,471	1,073,669
The Hachijuni Bank Ltd.	292,000	1,629,652
UniCredit SpA	5,629,055	12,787,565
Unione di Banche Italiane SCpA	202,259	1,587,351
United Overseas Bank Ltd.	180,000	2,837,036
Westpac Banking Corp.	330,355	7,804,598
		203,316,436
Consumer Finance - 0.0%
Aeon Credit Service Co. Ltd.	316,500	4,036,318
Diversified Financial Services - 0.3%
BM&F Bovespa SA	430,200	3,087,762
Deutsche Boerse AG	52,459	4,134,398
ING Groep NV (Certificaten Van Aandelen) (a)	1,508,432	18,282,145
SNS Reaal (a)	791,198	4,166,165
		29,670,470
Insurance - 1.1%
Amlin PLC	501,519	3,506,138
Aviva PLC	1,755,800	12,641,951
AXA SA	571,218	12,195,680
Catlin Group Ltd.	420,736	2,890,167
China Pacific Insurance Group Co. Ltd. (H Shares)	976,800	4,094,492
Euler Hermes SA	23,478	2,114,490
Hiscox Ltd.	1,079,238	7,493,510
Jardine Lloyd Thompson Group PLC	304,619	3,492,549
Munich Re Group	138,120	21,182,832
Sony Financial Holdings, Inc.	990,400	18,065,540
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Swiss Re Ltd.	293,535	$ 17,466,176
Zurich Financial Services AG	69,702	18,641,138
		123,784,663
Real Estate Management & Development - 0.1%
Deutsche Wohnen AG	353,429	5,552,583
GSW Immobilien AG	183,070	5,903,726
Hang Lung Properties Ltd.	644,000	2,682,919
		14,139,228
TOTAL FINANCIALS		414,407,545
HEALTH CARE - 1.8%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	435,317	4,844,991
Sonova Holding AG Class B	27,218	2,862,533
Synthes, Inc.	52,847	9,201,289
		16,908,813
Health Care Providers & Services - 0.2%
Diagnosticos da America SA	236,500	3,358,970
Miraca Holdings, Inc.	331,400	12,995,782
Rhoen-Klinikum AG	360,610	9,068,792
		25,423,544
Pharmaceuticals - 1.5%
Bayer AG	343,706	28,161,195
GlaxoSmithKline PLC	830,533	18,056,105
Hisamitsu Pharmaceutical Co., Inc.	62,000	2,640,474
Novartis AG	342,265	22,083,235
Roche Holding AG (participation certificate)	269,430	47,384,805
Sanofi-Aventis	579,733	45,961,952
Santen Pharmaceutical Co. Ltd.	286,100	11,414,165
		175,701,931
TOTAL HEALTH CARE		218,034,288
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.3%
Cobham PLC	1,870,144	6,970,881
European Aeronautic Defence and Space Co. EADS NV	259,508	8,542,343
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Rolls-Royce Group PLC	2,281,344	$ 23,867,152
Rolls-Royce Group PLC (C Shares)	202,743,360	333,503
		39,713,879
Air Freight & Logistics - 0.5%
Deutsche Post AG	1,084,043	20,407,532
PostNL NV	690,694	7,244,084
TNT Express NV	690,694	9,786,966
Yamato Holdings Co. Ltd.	1,059,200	16,139,737
		53,578,319
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	12,300	361,620
Singapore Airlines Ltd.	920,000	10,562,024
		10,923,644
Building Products - 0.0%
Geberit AG (Reg.)	22,575	5,444,574
Commercial Services & Supplies - 0.0%
Brambles Ltd.	305,270	2,398,558
Construction & Engineering - 0.4%
Balfour Beatty PLC	1,341,239	7,101,987
JGC Corp.	861,000	23,094,749
Outotec OYJ	50,911	2,962,054
VINCI SA	243,924	15,734,102
		48,892,892
Electrical Equipment - 0.3%
Legrand SA	578,549	24,438,044
Schneider Electric SA	60,318	9,944,931
		34,382,975
Industrial Conglomerates - 0.3%
Hutchison Whampoa Ltd.	377,000	4,362,753
Keppel Corp. Ltd.	480,000	4,483,217
Siemens AG	231,878	31,091,747
		39,937,717
Machinery - 0.5%
Glory Ltd.	356,500	7,554,951
Hyundai Heavy Industries Co. Ltd.	29,671	13,893,240
MAN SE	80,076	11,151,877
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Schindler Holding AG (participation certificate)	51,799	$ 6,522,702
SembCorp Marine Ltd.	191,000	828,482
Sinotruk Hong Kong Ltd.	2,161,000	1,631,059
SMC Corp.	75,000	12,066,896
		53,649,207
Professional Services - 0.1%
Michael Page International PLC	1,003,231	8,812,414
Road & Rail - 0.0%
East Japan Railway Co.	64,800	3,781,719
Trading Companies & Distributors - 0.1%
Bunzl PLC	488,709	6,161,908
Mitsubishi Corp.	246,600	6,268,634
		12,430,542
TOTAL INDUSTRIALS		313,946,440
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.1%
Nokia Corp.	427,530	2,976,590
Telefonaktiebolaget LM Ericsson (B Shares)	1,040,676	15,420,696
		18,397,286
Computers & Peripherals - 0.2%
Acer, Inc. GDR	1,115,100	11,151,000
ASUSTeK Computer, Inc. GDR (Reg. S)	39,997	2,069,845
Gemalto NV	144,887	7,102,897
		20,323,742
Electronic Equipment & Components - 0.1%
Halma PLC	613,888	3,980,691
Spectris PLC	124,035	3,213,494
Venture Corp. Ltd.	428,000	3,084,904
		10,279,089
IT Services - 0.2%
Amadeus IT Holding SA Class A	335,642	6,885,985
Cognizant Technology Solutions Corp. Class A (a)	51,380	3,906,935
Nomura Research Institute Ltd.	427,900	8,929,053
Obic Co. Ltd.	22,980	4,112,707
		23,834,680
Office Electronics - 0.2%
Canon, Inc.	94,700	4,547,537
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Konica Minolta Holdings, Inc.	1,371,600	$ 11,568,279
Neopost SA	78,954	7,067,639
		23,183,455
Semiconductors & Semiconductor Equipment - 0.3%
Samsung Electronics Co. Ltd.	13,967	11,681,259
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,060,461	14,485,897
Tokyo Electron Ltd.	127,500	7,064,256
		33,231,412
Software - 0.0%
Dassault Systemes SA	64,825	5,512,819
TOTAL INFORMATION TECHNOLOGY		134,762,483
MATERIALS - 1.7%
Chemicals - 1.1%
Air Liquide SA	41,381	5,746,899
Akzo Nobel NV	489,208	35,303,789
Chugoku Marine Paints Ltd.	248,000	1,986,199
Givaudan SA	23,727	26,136,143
Linde AG	179,035	30,278,253
Monsanto Co.	32,013	2,274,204
Nippon Paint Co. Ltd.	274,000	2,060,445
Nufarm Ltd. (a)	704,443	3,639,816
Shin-Etsu Chemical Co., Ltd.	306,955	15,996,434
Symrise AG	215,454	6,726,429
		130,148,611
Containers & Packaging - 0.1%
Rexam PLC	1,941,829	12,776,847
Smurfit Kappa Group PLC (a)	674,291	8,338,031
		21,114,878
Metals & Mining - 0.5%
Eurasian Natural Resources Corp. PLC	483,435	6,723,639
Iluka Resources Ltd.	340,701	5,688,508
Newcrest Mining Ltd.	120,948	5,125,986
Rio Tinto PLC	430,134	29,971,819
Sumitomo Metal Industries Ltd.	820,000	1,682,813
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Teck Resources Ltd. Class B (sub. vtg.)	156,766	$ 8,222,243
		57,415,008
Paper & Forest Products - 0.0%
Sino-Forest Corp. (a)	6,894	137,104
TOTAL MATERIALS		208,815,601
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.3%
China Unicom (Hong Kong) Ltd.	5,336,000	11,827,645
Koninklijke KPN NV	1,108,911	16,280,958
TDC AS	467,724	4,253,062
Telecom Italia SpA	1,467,567	2,081,237
		34,442,902
Wireless Telecommunication Services - 0.7%
KDDI Corp.	5,444	39,041,912
Vivo Participacoes SA sponsored ADR	61,389	2,769,872
Vodafone Group PLC	15,378,816	42,760,919
		84,572,703
TOTAL TELECOMMUNICATION SERVICES		119,015,605
UTILITIES - 0.5%
Electric Utilities - 0.2%
Ceske Energeticke Zavody AS	106,100	5,846,637
Energias de Portugal SA	2,203,843	8,196,179
Fortum Corp.	212,692	7,114,500
Red Electrica Corporacion SA	42,498	2,566,124
		23,723,440
Gas Utilities - 0.3%
Enagas SA	607,918	14,326,138
Snam Rete Gas SpA	1,567,212	9,239,957
Tokyo Gas Co. Ltd.	1,277,000	5,435,123
		29,001,218
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.0%
Tractebel Energia SA	141,800	$ 2,405,066
TOTAL UTILITIES		55,129,724
TOTAL COMMON STOCKS (Cost $1,931,783,980)		2,013,848,877
Preferred Stocks - 0.1%

NONCONVERTIBLE PREFERRED STOCK - 0.1%
Consumer Staples - 0.1%
House Hold Products - 0.1%
Henkel AG & Co. KGaA	131,873	9,326,915
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA (Risparmio Shares)	4,226,137	5,173,200
TOTAL PREFERRED STOCKS (Cost $14,471,669)		14,500,115
Equity Funds - 82.0%

Europe Stock Funds - 0.0%
Henderson European Focus Fund Class A	38	1,176
Foreign Large Blend Funds - 50.2%
American EuroPacific Growth Fund Class F-1	4,710,355	205,654,103
Artio International Equity Fund II Class A	11,864,628	151,274,004
Artisan International Value Fund Investor Class	15,830,786	457,193,099
Fidelity Canada Fund (c)	2,760,211	168,842,109
Fidelity Diversified International Fund (c)	17,192,828	545,012,647
Fidelity International Discovery Fund (c)	22,874,136	788,013,987
GE Institutional International Equity Fund Service Class	29,036,190	349,886,085
Harbor International Fund Retirement Class	19,285,397	1,254,900,762
Henderson International Opportunities Fund Class A	9,171,589	211,221,684
iShares MSCI EAFE Index ETF	2,018,100	125,243,286
Manning & Napier Fund, Inc. World Opportunities Series Class A	86,062,677	813,292,294
Masters' Select International Fund Investor Class	17,139,110	276,968,010
Equity Funds - continued
	Shares	Value
Foreign Large Blend Funds - continued
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	45,066,786	$ 656,172,398
Neuberger Berman International Fund Trust Class	373	7,736
TOTAL FOREIGN LARGE BLEND FUNDS		6,003,682,204
Foreign Large Growth Funds - 13.8%
AIM International Growth Fund Class A	3,714,330	110,278,469
Fidelity International Capital Appreciation Fund (c)	4,866,275	65,938,032
Scout International Fund	11,268,622	386,401,036
T. Rowe Price International Stock Fund Advisor Class	2,616,374	39,271,776
Thornburg International Value Fund Class A	16,420,403	493,761,507
William Blair International Growth Fund Class N	24,886,852	558,212,099
TOTAL FOREIGN LARGE GROWTH FUNDS		1,653,862,919
Foreign Large Value Funds - 6.1%
Oakmark International Fund Class I	22,188,372	455,527,287
Quant Foreign Value Fund Ordinary Shares	9,413,280	139,410,683
SSgA International Stock Selection Fund Institutional Class	12,201,524	131,288,401
TOTAL FOREIGN LARGE VALUE FUNDS		726,226,371
Foreign Small Mid Growth Funds - 0.0%
MFS International New Discovery Fund A Shares	57	1,331
Foreign Small Mid Value Funds - 3.2%
Morgan Stanley International Small Cap Portfolio Class P	7,195,425	105,412,970
Third Avenue International Value Fund	15,235,790	275,006,006
TOTAL FOREIGN SMALL MID VALUE FUNDS		380,418,976
Sector Funds - 1.4%
ING International Real Estate Fund Class A	15,628,590	141,595,023
SPDR DJ Wilshire International Real Estate ETF	706,300	29,099,560
TOTAL SECTOR FUNDS		170,694,583
Other - 7.3%
Fidelity Japan Fund (c)	15,814,573	163,838,973
Fidelity Japan Smaller Companies Fund (c)	5,687,812	51,417,824
iShares MSCI Australia Index ETF	8,514,700	227,512,784
iShares MSCI Japan Index ETF	37,414,200	384,243,834
Equity Funds - continued
	Shares	Value
Other - continued
Lazard Emerging Markets Portfolio	56	$ 1,250
Matthews Pacific Tiger Fund Class I	15,036	362,972
SPDR Russell/Nomura Small Cap Japan ETF	160,400	6,748,028
SSgA Emerging Markets Fund	50	1,152
Wintergreen Fund (a)	2,541,069	37,734,872
TOTAL OTHER		871,861,689
TOTAL EQUITY FUNDS (Cost $8,243,108,097)		9,806,749,249
Short-Term Funds - 1.1%

Fidelity Select Money Market Portfolio (c)	6,144	6,144
SSgA US Treasury Money Market Fund, 0% (b)	135,014,332	135,014,332
TOTAL SHORT-TERM FUNDS (Cost $135,020,476)		135,020,476
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,324,384,222)		11,970,118,717
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,643,254)
NET ASSETS - 100%		$ 11,967,475,463
Security Type Abbreviations
ETF - EXCHANGE-TRADED FUND
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date purchases and sales of the affiliated Underlying Funds and the income earned by the fund from investments in affiliated Underlying Fund is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Canada Fund	$ 168,872,831	$ 4,461,426	$ 1,012,239	$ -	$ 168,842,109
Fidelity Diversified International Fund	536,141,778	5,417,919	506,120	-	545,012,647
Fidelity International Capital Appreciation Fund	64,040,185	-	-	-	65,938,032
Fidelity International Discovery Fund	788,860,713	-	6,041,590	-	788,013,987
Fidelity Japan Fund	169,612,340	16,149,880	-	-	163,838,973
Fidelity Japan Smaller Companies Fund	56,024,953	-	-	-	51,417,824
Fidelity Select Money Market Portfolio	6,143	1	-	1	6,144
Total	$ 1,783,558,943	$ 26,029,226	$ 7,559,949	$ 1	$ 1,783,069,716
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 184,978,088	$ 105,018,626	$ 79,959,462	$ -
Consumer Staples	239,608,651	152,157,204	87,451,447	-
Energy	134,477,367	86,245,432	48,231,935	-
Financials	414,407,545	240,959,477	173,448,068	-
Health Care	218,034,288	100,037,584	117,996,704	-
Industrials	313,946,440	213,948,007	99,998,433	-
Information Technology	134,762,483	80,143,365	54,619,118	-
Materials	208,815,601	157,117,891	51,697,710	-
Telecommunication Services	124,188,805	23,303,892	100,884,913	-
Utilities	55,129,724	49,694,601	5,435,123	-
Equity Funds	9,806,749,249	9,806,749,249	-	-
Short-Term Funds	135,020,476	135,020,476	-	-
Total Investments in Securities:	$ 11,970,118,717	$ 11,150,395,804	$ 819,722,913	$ -
Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $10,357,700,156. Net unrealized appreciation aggregated $1,612,418,561, of which $1,688,871,111 related to appreciated investment securities and $76,452,550 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International II
Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2011

Strategic Advisers, Inc.
A Fidelity Investments Company

1.912844.100

SIL-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 25.4%
	Shares	Value
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.4%
Aisin Seiki Co. Ltd.	27,200	$ 1,007,951
Bridgestone Corp.	46,900	1,069,664
Compagnie Plastic Omnium	15,600	504,984
Denso Corp.	11,200	402,765
NHK Spring Co. Ltd.	14,000	137,507
NOK Corp.	8,600	147,184
		3,270,055
Automobiles - 0.8%
Bayerische Motoren Werke AG (BMW)	9,084	803,491
Daimler AG (Germany)	16,824	1,188,571
Fuji Heavy Industries Ltd.	32,000	236,097
Honda Motor Co. Ltd.	31,800	1,210,901
Hyundai Motor Co.	2,130	498,679
Mazda Motor Corp.	81,000	205,483
Toyota Motor Corp.	79,100	3,306,130
		7,449,352
Distributors - 0.1%
Li & Fung Ltd.	256,000	568,801
Hotels, Restaurants & Leisure - 0.0%
SJM Holdings Ltd.	82,000	199,907
William Hill PLC	9,400	33,043
		232,950
Household Durables - 0.2%
Panasonic Corp.	21,400	250,684
PDG Realty SA Empreendimentos e Participacoes	72,300	453,838
Persimmon PLC	59,700	468,627
Sekisui House Ltd.	51,000	486,557
Sony Corp.	10,800	289,093
		1,948,799
Internet & Catalog Retail - 0.1%
DeNA Co. Ltd.	4,700	167,196
Rakuten, Inc.	408	414,815
Start Today Co. Ltd.	13,500	283,334
		865,345
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 0.4%
British Sky Broadcasting Group PLC	30,200	$ 413,317
ITV PLC (a)	183,200	214,113
Modern Times Group MTG AB (B Shares)	5,300	366,974
Pearson PLC	12,000	225,773
United Business Media Ltd.	26,000	248,058
Vivendi	48,317	1,348,218
WPP PLC	84,731	1,056,889
		3,873,342
Multiline Retail - 0.1%
PPR SA	4,300	748,246
Takashimaya Co. Ltd.	25,000	163,359
		911,605
Specialty Retail - 0.3%
ABC-Mart, Inc.	7,100	284,365
Carphone Warehouse Group PLC (a)	47,910	307,554
Inditex SA	9,170	833,394
Kingfisher PLC	201,900	953,503
		2,378,816
Textiles, Apparel & Luxury Goods - 0.3%
Billabong International Ltd.	99,232	673,747
Burberry Group PLC	19,300	418,750
Christian Dior SA	2,000	308,745
Compagnie Financiere Richemont SA Series A	14,597	951,569
LVMH Moet Hennessy - Louis Vuitton	4,873	847,604
		3,200,415
TOTAL CONSUMER DISCRETIONARY		24,699,480
CONSUMER STAPLES - 2.6%
Beverages - 0.5%
Anheuser-Busch InBev SA NV	18,432	1,114,197
Carlsberg A/S Series B	10,600	1,225,292
Coca-Cola West Co. Ltd.	9,200	174,416
Fosters Group Ltd.	150,919	700,844
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Pernod-Ricard SA	10,050	$ 1,014,294
SABMiller PLC	17,300	640,155
Treasury Wine Estates Ltd. (a)	52,639	187,691
		5,056,889
Food & Staples Retailing - 0.3%
Lawson, Inc.	2,300	114,071
Metro AG	7,100	473,352
Seven & i Holdings Co., Ltd.	17,900	476,097
Tesco PLC	184,200	1,269,721
Wesfarmers Ltd.	12,418	440,127
		2,773,368
Food Products - 0.9%
Danone	9,000	659,716
Nestle SA	81,442	5,227,986
Toyo Suisan Kaisha Ltd.	4,000	93,698
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	44,200	1,443,801
Unilever PLC	21,300	691,426
		8,116,627
Household Products - 0.3%
Reckitt Benckiser Group PLC	42,600	2,408,473
Personal Products - 0.1%
L'Oreal SA	6,800	855,342
Tobacco - 0.5%
British American Tobacco PLC (United Kingdom)	57,100	2,562,092
Imperial Tobacco Group PLC	27,714	991,998
Japan Tobacco, Inc.	384	1,486,157
		5,040,247
TOTAL CONSUMER STAPLES		24,250,946
ENERGY - 2.1%
Energy Equipment & Services - 0.5%
Aker Solutions ASA	19,000	419,815
AMEC PLC	13,380	254,869
Petroleum Geo-Services ASA (a)	54,800	884,216
Saipem SpA	26,531	1,399,699
Transocean Ltd. (Switzerland)	23,985	1,663,399
		4,621,998
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.6%
BG Group PLC	102,814	$ 2,378,728
BP PLC	357,900	2,755,801
ENI SpA	34,900	836,722
Oil Search Ltd.	42,800	316,183
Origin Energy Ltd.	31,880	557,809
Repsol YPF SA	2,808	95,664
Royal Dutch Shell PLC:
Class A (United Kingdom)	123,222	4,443,053
Class B	33,303	1,202,035
Total SA	25,570	1,476,528
Woodside Petroleum Ltd.	4,600	228,987
		14,291,510
TOTAL ENERGY		18,913,508
FINANCIALS - 5.9%
Capital Markets - 0.4%
Macquarie Group Ltd.	11,200	406,523
Nomura Holdings, Inc.	21,500	107,959
UBS AG (a)	170,400	3,278,882
		3,793,364
Commercial Banks - 3.1%
Australia & New Zealand Banking Group Ltd.	64,314	1,519,411
Banco Bilbao Vizcaya Argentaria SA	136,716	1,604,682
Banco Santander SA	138,196	1,646,574
Barclays PLC	507,138	2,317,754
BNP Paribas SA	33,260	2,594,490
Commonwealth Bank of Australia	26,857	1,451,336
Credit Agricole SA	40,800	623,383
Danske Bank A/S (a)	41,110	864,730
Erste Bank AG	4,000	199,375
Hang Seng Bank Ltd.	18,700	299,837
HSBC Holdings PLC (United Kingdom)	284,154	2,969,839
Industrial Bank of Korea	29,320	516,532
Intesa Sanpaolo SpA	438,003	1,136,169
KBC Groupe SA	8,466	357,971
Lloyds Banking Group PLC (a)	1,552,100	1,329,944
Mitsubishi UFJ Financial Group, Inc.	194,900	898,777
Mizrahi Tefahot Bank Ltd.	35,200	375,555
Mizuho Financial Group, Inc.	206,600	324,221
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
National Australia Bank Ltd.	41,160	$ 1,163,541
Societe Generale Series A	33,310	1,976,349
Sumitomo Mitsui Financial Group, Inc.	76,700	2,216,765
Sumitomo Mitsui Trust Holdings, Inc.	121,620	419,705
United Overseas Bank Ltd.	47,000	740,782
Westpac Banking Corp.	36,546	863,395
		28,411,117
Consumer Finance - 0.0%
Promise Co. Ltd.	67,250	484,578
Diversified Financial Services - 0.4%
Deutsche Boerse AG	7,700	606,852
IG Group Holdings PLC	22,100	163,227
ING Groep NV (Certificaten Van Aandelen) (a)	168,000	2,036,154
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,000	152,690
ORIX Corp.	9,410	902,054
		3,860,977
Insurance - 1.3%
AEGON NV (a)	185,600	1,300,524
Ageas	107,000	295,413
AIA Group Ltd.	229,000	808,266
Allianz AG	15,239	2,108,684
Aviva PLC	83,200	599,049
AXA SA	95,130	2,031,055
MS&AD Insurance Group Holdings, Inc.	33,100	774,880
NKSJ Holdings, Inc. (a)	46,000	291,245
Prudential PLC	38,563	469,179
QBE Insurance Group Ltd.	14,186	267,751
Resolution Ltd.	87,900	450,546
Sony Financial Holdings, Inc.	17,900	326,508
Storebrand ASA (A Shares)	66,700	609,325
Suncorp-Metway Ltd.	36,964	329,893
T&D Holdings, Inc.	11,000	265,620
Tokio Marine Holdings, Inc.	18,700	513,944
		11,441,882
Real Estate Investment Trusts - 0.2%
British Land Co. PLC	48,500	476,686
Westfield Group unit	121,288	1,176,982
		1,653,668
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.5%
Cheung Kong Holdings Ltd.	31,000	$ 485,097
Henderson Land Development Co. Ltd.	55,000	373,399
Keppel Land Ltd.	66,000	218,858
Mitsubishi Estate Co. Ltd.	28,000	500,291
Mitsui Fudosan Co. Ltd.	41,000	691,986
New World Development Co. Ltd.	551,000	939,446
Swire Pacific Ltd. (A Shares)	29,000	447,089
Wharf Holdings Ltd.	79,000	581,540
		4,237,706
TOTAL FINANCIALS		53,883,292
HEALTH CARE - 2.3%
Biotechnology - 0.1%
CSL Ltd.	24,483	886,038
Health Care Equipment & Supplies - 0.2%
Elekta AB (B Shares)	14,800	643,530
Nakanishi, Inc.	5,400	541,043
Sonova Holding AG Class B	175	18,405
Terumo Corp.	7,200	406,804
William Demant Holding A/S (a)	3,300	312,045
		1,921,827
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG & Co. KGaA	5,100	369,278
Pharmaceuticals - 1.9%
Astellas Pharma, Inc.	12,000	457,592
Bayer AG	13,474	1,103,978
GlaxoSmithKline PLC	115,600	2,513,188
Mitsubishi Tanabe Pharma Corp.	94,600	1,594,835
Novartis AG	27,452	1,771,227
Novo Nordisk A/S Series B	17,735	2,228,780
Roche Holding AG (participation certificate)	20,865	3,669,539
Rohto Pharmaceutical Co. Ltd.	17,000	183,931
Sanofi-Aventis	38,357	3,040,991
Shire PLC	32,800	1,038,917
		17,602,978
TOTAL HEALTH CARE		20,780,121
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.1%
Safran SA	17,300	$ 703,129
Air Freight & Logistics - 0.1%
Deutsche Post AG	30,302	570,447
Airlines - 0.2%
Air France KLM (Reg.) (a)	31,550	529,713
Cathay Pacific Airways Ltd.	90,000	215,707
Deutsche Lufthansa AG	24,150	526,033
Qantas Airways Ltd. (a)	228,911	513,185
		1,784,638
Building Products - 0.1%
Asahi Glass Co. Ltd.	32,000	378,194
ASSA ABLOY AB (B Shares)	5,000	138,918
Wienerberger AG	27,200	529,073
		1,046,185
Construction & Engineering - 0.3%
Chiyoda Corp.	15,000	163,709
Eiffage SA	4,000	265,009
Obayashi Corp.	38,000	160,265
VINCI SA	28,110	1,813,211
		2,402,194
Electrical Equipment - 0.2%
Alstom SA	13,797	853,936
Schneider Electric SA	5,981	986,117
		1,840,053
Industrial Conglomerates - 0.7%
Cookson Group PLC	69,900	790,501
Keppel Corp. Ltd.	77,700	725,721
Koninklijke Philips Electronics NV	60,100	1,673,305
Siemens AG	24,753	3,319,047
		6,508,574
Machinery - 0.6%
Fanuc Ltd.	4,600	709,971
Fiat Industrial SpA (a)	32,400	426,051
GEA Group AG	10,464	351,825
Komatsu Ltd.	9,900	297,291
Kubota Corp.	30,000	271,255
Makita Corp.	5,100	217,138
MAN SE	3,827	532,972
NSK Ltd.	30,000	285,070
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Schindler Holding AG (participation certificate)	2,826	$ 355,859
SMC Corp.	1,700	273,516
Sumitomo Heavy Industries Ltd.	23,000	159,915
Vallourec SA	10,990	1,375,110
Volvo AB (B Shares)	38,000	686,410
		5,942,383
Marine - 0.2%
Kawasaki Kisen Kaisha Ltd.	156,000	526,070
Kuehne & Nagel International AG	5,500	863,466
Nippon Yusen KK	76,000	287,335
Orient Overseas International Ltd.	17,500	136,248
		1,813,119
Professional Services - 0.0%
Experian PLC	22,700	298,723
Road & Rail - 0.0%
East Japan Railway Co.	800	46,688
Trading Companies & Distributors - 0.5%
Itochu Corp.	45,000	465,646
Marubeni Corp.	20,000	140,187
Mitsubishi Corp.	59,500	1,512,505
Mitsui & Co. Ltd.	41,900	716,660
Sumitomo Corp.	58,900	788,581
Travis Perkins PLC	35,800	633,059
		4,256,638
Transportation Infrastructure - 0.1%
Kamigumi Co. Ltd.	21,000	179,759
MAp Group unit	249,200	822,043
		1,001,802
TOTAL INDUSTRIALS		28,214,573
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson (B Shares)	71,929	1,065,841
Computers & Peripherals - 0.2%
Fujitsu Ltd.	23,000	121,314
Gemalto NV	6,300	308,849
Toshiba Corp.	299,000	1,590,967
		2,021,130
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.4%
Fujifilm Holdings Corp.	11,600	$ 344,198
Hirose Electric Co. Ltd.	2,500	257,089
Hitachi High-Technologies Corp.	4,700	99,025
Hitachi Ltd.	242,000	1,374,263
Hoya Corp.	14,000	290,900
Ibiden Co. Ltd.	17,600	571,993
Nippon Electric Glass Co. Ltd.	5,000	70,916
TDK Corp.	6,100	322,812
		3,331,196
Internet Software & Services - 0.0%
GREE, Inc.	10,900	241,567
IT Services - 0.1%
Cap Gemini SA	7,700	439,519
Indra Sistemas SA	13,800	288,777
		728,296
Office Electronics - 0.1%
Canon, Inc.	23,000	1,104,470
Semiconductors & Semiconductor Equipment - 0.2%
ARM Holdings PLC	40,100	377,874
ASML Holding NV (Netherlands)	3,500	136,466
Elpida Memory, Inc. (a)	56,100	778,705
STMicroelectronics NV	27,700	310,253
Tokyo Electron Ltd.	7,300	404,463
		2,007,761
Software - 0.2%
Nintendo Co. Ltd.	1,200	278,986
SAP AG	18,590	1,156,260
		1,435,246
TOTAL INFORMATION TECHNOLOGY		11,935,507
MATERIALS - 2.8%
Chemicals - 1.2%
Air Liquide SA	2,900	402,745
Air Water, Inc.	16,000	191,772
Akzo Nobel NV	2,633	190,011
BASF AG	20,899	1,932,131
Incitec Pivot Ltd.	204,196	837,079
Johnson Matthey PLC	19,200	669,245
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
JSR Corp.	17,000	$ 338,572
Lanxess AG	4,900	422,907
Linde AG	6,562	1,109,760
Mitsubishi Chemical Holdings Corp.	25,500	178,134
Mitsubishi Gas Chemical Co., Inc.	57,000	430,483
Mitsui Chemicals, Inc.	58,000	191,674
Nitto Denko Corp.	4,700	246,833
Shin-Etsu Chemical Co., Ltd.	23,800	1,240,296
Sumitomo Chemical Co. Ltd.	54,000	271,086
Ube Industries Ltd.	67,000	208,101
Umicore SA	18,000	991,710
Wacker Chemie AG	1,400	312,198
Yara International ASA	8,600	517,370
		10,682,107
Construction Materials - 0.2%
HeidelbergCement AG	20,480	1,424,023
Metals & Mining - 1.4%
Anglo American PLC (United Kingdom)	25,400	1,265,986
BHP Billiton Ltd.	55,659	2,650,021
BHP Billiton PLC	5,694	225,800
Glencore International AG	22,000	192,199
JFE Holdings, Inc.	25,400	636,835
Kazakhmys PLC	10,400	224,792
Medusa Mining Ltd.	12,117	112,668
Mitsubishi Materials Corp. (a)	65,000	201,797
Newcrest Mining Ltd.	29,161	1,235,894
OZ Minerals Ltd.	10,728	161,826
Rio Tinto Ltd.	16,258	1,414,533
Rio Tinto PLC	35,600	2,480,615
Thyssenkrupp AG	6,900	327,642
Xstrata PLC	84,800	1,988,455
		13,119,063
Paper & Forest Products - 0.0%
China Forestry Holdings Co. Ltd.	860,000	163,105
TOTAL MATERIALS		25,388,298
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.0%
BT Group PLC	111,900	370,327
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
France Telecom SA	36,270	$ 830,507
Iliad SA	3,110	398,218
Nippon Telegraph & Telephone Corp.	11,700	550,538
Singapore Telecommunications Ltd.	491,000	1,277,858
Swisscom AG	2,790	1,283,616
TalkTalk Telecom Group PLC	250,500	595,427
Telefonica SA	75,323	1,831,209
Telenor ASA	45,300	766,257
Telstra Corp. Ltd.	518,186	1,670,632
		9,574,589
Wireless Telecommunication Services - 0.7%
KDDI Corp.	204	1,462,996
NTT DoCoMo, Inc.	141	262,671
SOFTBANK CORP.	20,700	804,192
Vodafone Group PLC	1,306,000	3,631,343
		6,161,202
TOTAL TELECOMMUNICATION SERVICES		15,735,791
UTILITIES - 0.9%
Electric Utilities - 0.7%
E.ON AG	30,416	863,594
Enel SpA	348,459	2,393,340
Fortum Corp.	29,900	1,000,148
Iberdrola SA	85,300	754,735
Osterreichische Elektrizitatswirtschafts AG	8,930	400,973
Public Power Corp. of Greece	47,100	624,095
Tokyo Electric Power Co.	5,400	21,123
		6,058,008
Gas Utilities - 0.0%
Tokyo Gas Co. Ltd.	17,000	72,355
Independent Power Producers & Energy Traders - 0.1%
International Power PLC	132,603	695,602
Multi-Utilities - 0.1%
National Grid PLC	109,100	1,126,344
TOTAL UTILITIES		7,952,309
TOTAL COMMON STOCKS (Cost $221,913,656)		231,753,825
Preferred Stocks - 0.4%
Shares	Value
Nonconvertible Preferred Stocks - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.3%
Volkswagen AG	16,400	$ 2,911,584
Media - 0.1%
ProSiebenSat.1 Media AG	9,800	253,716
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,863,527)		3,165,300
Equity Funds - 73.7%

Foreign Large Blend Funds - 49.7%
Fidelity Advisor Overseas Fund Institutional Class (c)	6,311,067	124,264,900
Fidelity Canada Fund (c)	149,948	9,172,336
Fidelity Diversified International Fund (c)	4,609,426	146,118,791
Fidelity International Discovery Fund (c)	5,048,011	173,903,998
TOTAL FOREIGN LARGE BLEND FUNDS		453,460,025
Foreign Large Growth Funds - 9.0%
Fidelity International Capital Appreciation Fund (c)	6,067,175	82,210,216
Foreign Large Value Funds - 7.3%
Fidelity International Value Fund (c)	7,695,121	66,716,699
Foreign Small Mid Growth Funds - 1.2%
Fidelity International Small Cap Opportunities Fund (c)	970,556	10,734,354
Sector Funds - 1.3%
Fidelity International Real Estate Fund (c)	1,255,565	11,978,090
Other - 5.2%
Fidelity Advisor Global Capital Appreciation Fund Institutional Class (c)	988,468	10,971,993
Fidelity Japan Fund (c)	2,410,099	24,968,627
Fidelity Japan Smaller Companies Fund (c)	1,257,084	11,364,044
TOTAL OTHER		47,304,664
TOTAL EQUITY FUNDS (Cost $662,933,314)		672,404,048
Short-Term Funds - 0.4%
Shares	Value
SSgA US Treasury Money Market Fund, 0% (b) (Cost $3,957,974)	3,957,974	$ 3,957,974
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $891,668,470)		911,281,147
NET OTHER ASSETS (LIABILITIES) - 0.1%		652,267
NET ASSETS - 100%		$ 911,933,414
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Global Capital Appreciation Fund Institutional Class	$ 11,604,613	$ -	$ -	$ -	$ 10,971,993
Fidelity Advisor Overseas Fund Institutional Class	123,605,117	354,470	1,313,077	-	124,264,900
Fidelity Canada Fund	11,693,873	35,147	2,260,529	-	9,172,336
Fidelity Diversified International Fund	169,429,375	612,896	24,877,544	-	146,118,791
Fidelity Emerging Markets Fund	2,596,444	34,079	2,743,198	-	-
Fidelity International Capital Appreciation Fund	79,847,691	298,517	299,072	-	82,210,216
Fidelity International Discovery Fund	192,366,122	909,808	20,455,154	-	173,903,998
Fidelity International Real Estate Fund	11,882,996	31,824	-	-	11,978,090
Fidelity International Small Cap Opportunities Fund	10,358,485	32,184	111,944	-	10,734,354
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity International Value Fund	68,104,543	-	299,072	-	66,716,699
Fidelity Japan Fund	28,682,288	144,469	388,276	-	24,968,627
Fidelity Japan Smaller Companies Fund	12,468,965	40,667	119,004	-	11,364,044
Fidelity Overseas Fund	4,793,520	-	4,789,079	-	-
Total	$ 727,434,032	$ 2,494,061	$ 57,655,949	$ -	$ 672,404,048
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 27,864,780	$ 16,519,033	$ 11,345,747	$ -
Consumer Staples	24,250,946	16,094,991	8,155,955	-
Energy	18,913,508	12,642,422	6,271,086	-
Financials	53,883,292	27,459,488	26,423,804	-
Health Care	20,780,121	6,633,535	14,146,586	-
Industrials	28,214,573	15,642,466	12,572,107	-
Information Technology	11,935,507	1,037,145	10,898,362	-
Materials	25,388,298	15,733,174	9,492,019	163,105
Telecommunication Services	15,735,791	5,992,008	9,743,783	-
Utilities	7,952,309	6,732,487	1,219,822	-
Equity Funds	672,404,048	672,404,048	-	-
Short-Term Funds	3,957,974	3,957,974	-	-
Total Investments in Securities:	$ 911,281,147	$ 800,848,771	$ 110,269,271	$ 163,105
The following is a reconciliation of Investments in Securities and for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 293,182
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(130,077)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 163,105
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (130,077)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $904,828,359. Net unrealized appreciation aggregated $6,452,788, of which $81,311,509 related to appreciated investment securities and $74,858,721 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to
the general public

May 31, 2011

Strategic Advisers, Inc.
A Fidelity Investments Company

1.912862.100

SMC-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 33.4%
	Shares	Value
CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.6%
Dana Holding Corp. (a)	138,390	$ 2,507,627
Lear Corp.	158,901	8,075,349
Stoneridge, Inc. (a)	96,500	1,478,380
Tenneco, Inc. (a)	48,958	2,043,997
TRW Automotive Holdings Corp. (a)	35,878	2,040,382
		16,145,735
Automobiles - 0.1%
Harley-Davidson, Inc.	37,450	1,391,642
Distributors - 0.1%
LKQ Corp. (a)	64,680	1,719,841
Pool Corp.	42,456	1,283,869
		3,003,710
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)	24,315	1,064,511
Sotheby's Class A (Ltd. vtg.)	30,930	1,316,381
Weight Watchers International, Inc.	44,263	3,551,663
		5,932,555
Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.	41,550	1,071,159
Buffalo Wild Wings, Inc. (a)	22,222	1,391,986
Choice Hotels International, Inc.	28,891	1,029,675
Darden Restaurants, Inc.	24,526	1,242,242
Gaylord Entertainment Co. (a)	35,445	1,143,101
Hyatt Hotels Corp. Class A (a)	69,200	3,084,936
Interval Leisure Group, Inc. (a)	150,359	2,038,868
Jack in the Box, Inc. (a)	51,997	1,154,853
Life Time Fitness, Inc. (a)	34,783	1,279,667
MGM Mirage, Inc. (a)	29,390	442,907
O'Charleys, Inc. (a)	94,892	687,967
P.F. Chang's China Bistro, Inc.	33,593	1,356,821
Penn National Gaming, Inc. (a)	42,981	1,740,731
Royal Caribbean Cruises Ltd. (a)	13,800	538,200
Six Flags Entertainment Corp.	36,456	2,905,543
Sonic Corp. (a)	112,670	1,294,578
Summit Hotel Properties, Inc.	129,500	1,458,170
The Cheesecake Factory, Inc. (a)	13,100	416,187
Vail Resorts, Inc. (a)	57,390	2,792,024
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
WMS Industries, Inc. (a)	26,183	$ 823,717
Wyndham Worldwide Corp.	189,780	6,606,242
		34,499,574
Household Durables - 0.2%
D.R. Horton, Inc.	31,510	383,792
Ethan Allen Interiors, Inc.	37,875	881,351
Fortune Brands, Inc.	31,231	2,021,583
La-Z-Boy, Inc. (a)	156,200	1,729,134
Leggett & Platt, Inc.	31,357	809,951
SodaStream International Ltd.	22,895	1,330,428
		7,156,239
Internet & Catalog Retail - 0.3%
Expedia, Inc.	96,369	2,699,296
Liberty Media Corp. Interactive Series A (a)	208,521	3,797,167
Shutterfly, Inc. (a)	34,745	2,106,242
		8,602,705
Leisure Equipment & Products - 0.1%
Brunswick Corp.	54,015	1,171,045
Hasbro, Inc.	14,780	676,037
		1,847,082
Media - 0.6%
Ascent Media Corp. (a)	12,751	611,665
DreamWorks Animation SKG, Inc. Class A (a)	40,372	965,295
E.W. Scripps Co. Class A (a)	82,464	707,541
Entercom Communications Corp. Class A (a)	197,800	1,833,606
Focus Media Holding Ltd. ADR (a)	45,070	1,408,438
Interpublic Group of Companies, Inc.	159,330	1,900,807
Knology, Inc. (a)	78,985	1,232,956
Liberty Media Corp. Starz Series A (a)	51,169	3,902,660
Madison Square Garden Co. Class A (a)	48,425	1,332,172
National CineMedia, Inc.	57,186	1,018,483
Regal Entertainment Group Class A	32,450	439,698
Sirius XM Radio, Inc. (a)	876,925	2,060,774
		17,414,095
Multiline Retail - 0.5%
Big Lots, Inc. (a)	12,698	424,240
Dollar Tree, Inc. (a)	17,195	1,096,009
DSW, Inc. Class A (a)	32,194	1,614,529
Family Dollar Stores, Inc.	72,710	4,052,855
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Fred's, Inc. Class A	86,200	$ 1,254,210
JCPenney Co., Inc.	72,990	2,586,036
Macy's, Inc.	120,525	3,480,762
Saks, Inc. (a)	64,230	726,441
		15,235,082
Specialty Retail - 1.3%
ANN, Inc. (a)	67,485	1,899,703
Asbury Automotive Group, Inc. (a)	92,500	1,554,000
Dick's Sporting Goods, Inc. (a)	36,478	1,449,636
Express, Inc.	58,840	1,242,701
Foot Locker, Inc.	245,613	6,125,588
Group 1 Automotive, Inc.	34,839	1,349,314
Guess?, Inc.	8,370	382,676
Office Depot, Inc. (a)	82,000	345,220
Sally Beauty Holdings, Inc. (a)	171,438	2,873,301
Signet Jewelers Ltd. (a)	76,000	3,496,760
Talbots, Inc. (a)	286,400	1,366,128
The Children's Place Retail Stores, Inc. (a)	27,685	1,390,894
The Men's Wearhouse, Inc.	123,960	4,267,943
Tractor Supply Co.	33,766	2,132,661
Urban Outfitters, Inc. (a)	14,230	433,446
Vitamin Shoppe, Inc. (a)	82,330	3,353,301
Williams-Sonoma, Inc.	126,583	4,955,724
		38,618,996
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	8,520	542,383
Fossil, Inc. (a)	8,235	871,592
Maidenform Brands, Inc. (a)	38,517	1,160,517
Phillips-Van Heusen Corp.	70,650	4,660,781
Steven Madden Ltd. (a)	29,322	1,634,408
Unifi, Inc. (a)	4,687	65,149
Vera Bradley, Inc.	31,145	1,539,497
		10,474,327
TOTAL CONSUMER DISCRETIONARY		160,321,742
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 1.2%
Beverages - 0.1%
Coca-Cola Enterprises, Inc.	87,661	$ 2,532,526
Constellation Brands, Inc. Class A (sub. vtg.) (a)	63,760	1,400,170
		3,932,696
Food & Staples Retailing - 0.2%
BJ's Wholesale Club, Inc. (a)	11,770	593,443
Casey's General Stores, Inc.	47,140	1,953,953
Fresh Market, Inc.	32,395	1,303,575
United Natural Foods, Inc. (a)	37,555	1,634,018
		5,484,989
Food Products - 0.6%
Chiquita Brands International, Inc. (a)	35,960	535,804
Corn Products International, Inc.	55,915	3,172,058
Darling International, Inc. (a)	12,370	236,886
Diamond Foods, Inc.	22,289	1,658,970
Hain Celestial Group, Inc. (a)	96,670	3,456,919
Mead Johnson Nutrition Co. Class A	13,924	943,908
Ralcorp Holdings, Inc. (a)	13,007	1,143,836
Smithfield Foods, Inc. (a)	100,200	2,099,190
Snyders-Lance, Inc.	86,000	1,828,360
The J.M. Smucker Co.	35,198	2,790,497
		17,866,428
Household Products - 0.1%
Church & Dwight Co., Inc.	16,790	1,412,039
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	105,060	4,106,795
Prestige Brands Holdings, Inc. (a)	125,344	1,618,191
		5,724,986
TOTAL CONSUMER STAPLES		34,421,138
ENERGY - 2.8%
Energy Equipment & Services - 0.9%
Complete Production Services, Inc. (a)	33,650	1,116,844
Dresser-Rand Group, Inc. (a)	58,375	3,069,358
Dril-Quip, Inc. (a)	30,561	2,267,015
FMC Technologies, Inc. (a)	29,511	1,317,076
Helix Energy Solutions Group, Inc. (a)	38,158	668,528
Hercules Offshore, Inc. (a)	100,300	626,875
Lufkin Industries, Inc.	17,813	1,615,817
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
McDermott International, Inc. (a)	149,163	$ 3,165,239
Newpark Resources, Inc. (a)	106,500	1,034,115
Oil States International, Inc. (a)	37,905	2,996,390
Patterson-UTI Energy, Inc.	91,195	2,857,139
Rowan Companies, Inc. (a)	3,080	122,122
Subsea 7 SA sponsored ADR	58,035	1,543,731
Superior Energy Services, Inc. (a)	99,075	3,712,340
		26,112,589
Oil, Gas & Consumable Fuels - 1.9%
Arch Coal, Inc.	39,295	1,174,528
Berry Petroleum Co. Class A	7,580	397,268
Bill Barrett Corp. (a)	27,862	1,241,809
Cabot Oil & Gas Corp.	95,870	5,632,363
Carrizo Oil & Gas, Inc. (a)	37,241	1,422,979
Cimarex Energy Co.	1,250	119,913
Cloud Peak Energy, Inc. (a)	122,070	2,592,767
Comstock Resources, Inc. (a)	55,300	1,662,871
Concho Resources, Inc. (a)	15,205	1,438,545
Denbury Resources, Inc. (a)	315,315	6,924,317
Forest Oil Corp. (a)	22,600	675,740
Frontier Oil Corp.	72,281	2,158,311
Goodrich Petroleum Corp. (a)	75,100	1,535,795
James River Coal Co. (a)	49,223	1,078,968
Magnum Hunter Resources Corp. (a)	234,300	1,670,559
Newfield Exploration Co. (a)	5,510	410,991
Patriot Coal Corp. (a)	54,145	1,252,374
Petrohawk Energy Corp. (a)	115,980	3,069,991
Plains Exploration & Production Co. (a)	33,795	1,245,346
QEP Resources, Inc.	87,831	3,820,649
Quicksilver Resources, Inc. (a)	76,640	1,095,186
Range Resources Corp.	47,750	2,670,180
Resolute Energy Corp. (a)	63,060	1,097,244
SandRidge Energy, Inc. (a)	160,437	1,816,147
SemGroup Corp. Class A (a)	31,679	806,231
SM Energy Co.	40,020	2,660,930
Solazyme, Inc.	14,575	328,375
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	42,660	$ 2,074,129
Western Refining, Inc. (a)	198,125	3,453,319
		55,527,825
TOTAL ENERGY		81,640,414
FINANCIALS - 5.7%
Capital Markets - 1.1%
Affiliated Managers Group, Inc. (a)	49,714	5,256,261
FBR Capital Markets Corp. (a)	419,800	1,523,874
Fortress Investment Group LLC (a)	268,570	1,385,821
FXCM, Inc. Class A	25,070	248,193
GFI Group, Inc.	99,830	452,230
Greenhill & Co., Inc.	34,016	1,893,331
Invesco Ltd.	105,500	2,602,685
Investment Technology Group, Inc. (a)	27,150	411,051
Jefferies Group, Inc.	95,340	2,110,828
Legg Mason, Inc.	59,021	1,997,271
MF Global Holdings Ltd. (a)	332,550	2,563,961
optionsXpress Holdings, Inc.	15,970	292,251
Raymond James Financial, Inc.	251,876	9,002,048
Stifel Financial Corp. (a)	23,634	951,741
TD Ameritrade Holding Corp.	10,530	226,922
Virtus Investment Partners, Inc. (a)	29,320	1,623,155
Waddell & Reed Financial, Inc. Class A	20,880	805,968
		33,347,591
Commercial Banks - 1.7%
CIT Group, Inc. (a)	93,880	4,161,700
City National Corp.	19,479	1,097,252
Comerica, Inc.	6,260	226,049
Eagle Bancorp, Inc., Maryland (a)	87,700	1,111,159
Fifth Third Bancorp	335,050	4,375,753
First Horizon National Corp.	128,492	1,350,451
First Midwest Bancorp, Inc., Delaware	131,000	1,603,440
FirstMerit Corp.	31,890	519,488
Fulton Financial Corp.	140,900	1,569,626
Huntington Bancshares, Inc.	941,576	6,214,402
IBERIABANK Corp.	5,010	294,338
Investors Bancorp, Inc. (a)	150,920	2,259,272
KeyCorp	1,044,583	8,847,618
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Oriental Financial Group, Inc.	114,300	$ 1,410,462
PrivateBancorp, Inc.	105,900	1,733,583
Prosperity Bancshares, Inc.	61,800	2,703,750
Regions Financial Corp.	55,830	394,160
Signature Bank, New York (a)	28,405	1,616,813
Sterling Financial Corp., Washington (a)	109,000	1,978,350
SVB Financial Group (a)	29,066	1,725,939
Synovus Financial Corp.	604,700	1,439,186
UMB Financial Corp.	39,429	1,681,647
		48,314,438
Consumer Finance - 0.5%
Discover Financial Services	463,389	11,047,194
Dollar Financial Corp. (a)	20,630	468,507
SLM Corp.	155,000	2,641,200
		14,156,901
Diversified Financial Services - 0.3%
Interactive Brokers Group, Inc.	23,200	398,112
Leucadia National Corp.	105,790	3,751,313
PHH Corp. (a)	98,735	2,070,473
The NASDAQ Stock Market, Inc. (a)	125,337	3,198,600
		9,418,498
Insurance - 0.7%
American Equity Investment Life Holding Co.	55,890	726,011
Brown & Brown, Inc.	34,875	920,351
Delphi Financial Group, Inc. Class A	27,380	798,675
Lincoln National Corp.	146,850	4,310,048
Old Republic International Corp.	132,452	1,646,378
Platinum Underwriters Holdings Ltd.	18,300	624,762
ProAssurance Corp. (a)	20,359	1,431,441
W.R. Berkley Corp.	74,820	2,477,290
White Mountains Insurance Group Ltd.	9,187	3,762,077
XL Group PLC Class A	138,900	3,286,374
		19,983,407
Real Estate Investment Trusts - 1.1%
BioMed Realty Trust, Inc.	208,975	4,281,898
CBL & Associates Properties, Inc.	164,800	3,170,752
CommonWealth REIT	77,990	2,035,539
Digital Realty Trust, Inc.	23,044	1,437,254
Douglas Emmett, Inc.	35,460	746,433
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
DuPont Fabros Technology, Inc.	59,100	$ 1,544,874
Home Properties, Inc.	60,550	3,748,045
Plum Creek Timber Co., Inc.	100,360	4,066,587
Post Properties, Inc.	15,300	644,130
Potlatch Corp.	61,756	2,223,216
Sabra Health Care REIT, Inc.	115,740	2,015,033
SL Green Realty Corp.	39,540	3,558,995
The Macerich Co.	21,575	1,173,033
Weyerhaeuser Co.	43,165	929,774
		31,575,563
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	62,165	1,643,021
Jones Lang LaSalle, Inc.	9,930	964,700
		2,607,721
Thrifts & Mortgage Finance - 0.2%
First Niagara Financial Group, Inc.	277,700	3,943,340
Northwest Bancshares, Inc.	108,070	1,356,279
		5,299,619
TOTAL FINANCIALS		164,703,738
HEALTH CARE - 3.5%
Biotechnology - 0.4%
Acorda Therapeutics, Inc. (a)	35,053	1,151,491
Affymax, Inc. (a)	14,240	100,819
Alexion Pharmaceuticals, Inc. (a)	27,470	1,302,627
Amarin Corp. PLC ADR (a)	42,800	816,196
BioMarin Pharmaceutical, Inc. (a)	61,431	1,734,197
Chelsea Therapeutics International Ltd. (a)	41,740	189,917
Human Genome Sciences, Inc. (a)	47,900	1,311,023
Idenix Pharmaceuticals, Inc. (a)	31,000	147,250
InterMune, Inc. (a)	28,655	1,065,966
ONYX Pharmaceuticals, Inc. (a)	15,260	647,787
Pharmasset, Inc. (a)	4,910	501,802
Theravance, Inc. (a)	8,340	217,924
United Therapeutics Corp. (a)	18,080	1,167,426
		10,354,425
Health Care Equipment & Supplies - 1.0%
Alere, Inc. (a)	35,250	1,410,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Align Technology, Inc. (a)	43,985	$ 1,077,633
Analogic Corp.	5,960	318,562
CareFusion Corp. (a)	115,955	3,360,376
The Cooper Companies, Inc.	22,750	1,704,203
DENTSPLY International, Inc.	56,545	2,218,826
HeartWare International, Inc. (a)	18,015	1,312,393
Hologic, Inc. (a)	12,370	265,955
Immucor, Inc. (a)	19,760	413,577
Insulet Corp. (a)	117,483	2,476,542
Mako Surgical Corp. (a)	53,310	1,754,965
Masimo Corp.	41,486	1,274,450
Medical Action Industries, Inc. (a)	1,210	11,785
Meridian Bioscience, Inc.	39,873	951,370
Orthofix International NV (a)	44,980	1,836,533
Sirona Dental Systems, Inc. (a)	95,102	5,141,214
Thoratec Corp. (a)	9,760	339,355
Zoll Medical Corp. (a)	33,013	2,007,521
		27,875,260
Health Care Providers & Services - 1.3%
AMERIGROUP Corp. (a)	26,110	1,851,460
AmerisourceBergen Corp.	29,875	1,231,448
Assisted Living Concepts, Inc. Class A	60,593	2,032,895
BioScrip, Inc. (a)	231,692	1,772,444
Catalyst Health Solutions, Inc. (a)	33,760	2,060,373
Chemed Corp.	23,763	1,605,666
Coventry Health Care, Inc. (a)	43,005	1,512,916
Health Management Associates, Inc. Class A (a)	514,112	5,860,877
Health Net, Inc. (a)	101,875	3,269,169
Healthspring, Inc. (a)	38,100	1,670,685
IPC The Hospitalist Co., Inc. (a)	14,800	751,544
MEDNAX, Inc. (a)	39,114	2,939,417
Omnicare, Inc.	16,820	528,821
PSS World Medical, Inc. (a)	46,187	1,349,584
Team Health Holdings, Inc. (a)	77,000	1,724,800
Universal Health Services, Inc. Class B	69,638	3,794,575
VCA Antech, Inc. (a)	40,880	999,516
Wellcare Health Plans, Inc. (a)	86,042	4,237,569
		39,193,759
Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	72,125	1,450,434
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Emdeon, Inc. Class A (a)	107,400	$ 1,647,516
Medidata Solutions, Inc. (a)	69,300	1,593,207
Quality Systems, Inc.	16,732	1,440,291
		6,131,448
Life Sciences Tools & Services - 0.3%
Bruker BioSciences Corp. (a)	66,407	1,309,546
PAREXEL International Corp. (a)	101,863	2,563,892
PerkinElmer, Inc.	101,333	2,805,911
Pharmaceutical Product Development, Inc.	52,115	1,503,518
Sequenom, Inc. (a)	19,200	152,256
Techne Corp.	15,313	1,248,010
		9,583,133
Pharmaceuticals - 0.3%
Auxilium Pharmaceuticals, Inc. (a)	53,780	1,204,134
Impax Laboratories, Inc. (a)	6,920	185,802
Medicis Pharmaceutical Corp. Class A	50,305	1,884,928
Optimer Pharmaceuticals, Inc. (a)	104,470	1,515,860
Par Pharmaceutical Companies, Inc. (a)	43,100	1,480,916
Perrigo Co.	18,578	1,589,534
Salix Pharmaceuticals Ltd. (a)	14,701	588,481
		8,449,655
TOTAL HEALTH CARE		101,587,680
INDUSTRIALS - 4.9%
Aerospace & Defense - 0.7%
AAR Corp.	62,450	1,648,056
BE Aerospace, Inc. (a)	24,640	922,029
Esterline Technologies Corp. (a)	24,380	1,843,616
GeoEye, Inc. (a)	85,677	2,841,906
Hexcel Corp. (a)	62,249	1,286,687
Orbital Sciences Corp. (a)	80,200	1,508,562
Spirit AeroSystems Holdings, Inc. Class A (a)	150,240	3,290,256
TransDigm Group, Inc. (a)	37,702	3,091,564
Triumph Group, Inc.	23,300	2,179,016
		18,611,692
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	43,750	2,768,938
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Forward Air Corp.	37,552	$ 1,318,075
Hub Group, Inc. Class A (a)	41,453	1,581,846
		5,668,859
Airlines - 0.0%
United Continental Holdings, Inc. (a)	42,045	1,015,387
Building Products - 0.2%
Ameron International Corp.	26,562	1,784,435
Armstrong World Industries, Inc.	34,588	1,660,570
Owens Corning (a)	46,375	1,771,525
		5,216,530
Commercial Services & Supplies - 0.4%
American Reprographics Co. (a)	86,640	812,683
Clean Harbors, Inc. (a)	18,160	1,837,066
Corrections Corp. of America (a)	52,626	1,210,398
Fuel Tech, Inc. (a)	56,467	476,581
Rollins, Inc.	49,870	1,003,384
Tetra Tech, Inc. (a)	47,712	1,160,833
The Geo Group, Inc. (a)	55,110	1,355,155
United Stationers, Inc.	30,125	2,229,853
Viad Corp.	39,585	895,413
Waste Connections, Inc.	50,970	1,602,497
		12,583,863
Construction & Engineering - 0.2%
AECOM Technology Corp. (a)	50,605	1,450,845
Chicago Bridge & Iron Co. NV unit	12,800	487,168
EMCOR Group, Inc. (a)	9,360	284,263
Foster Wheeler AG (a)	18,870	646,486
KBR, Inc.	95,825	3,576,189
		6,444,951
Electrical Equipment - 0.4%
AMETEK, Inc.	41,685	1,812,881
Babcock & Wilcox Co. (a)	48,093	1,349,009
Encore Wire Corp.	81,134	1,970,745
General Cable Corp. (a)	31,023	1,295,210
GrafTech International Ltd. (a)	75,545	1,597,021
Thomas & Betts Corp. (a)	53,304	2,918,394
Woodward, Inc.	40,670	1,432,397
		12,375,657
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.7%
Actuant Corp. Class A	170,674	$ 4,290,744
AGCO Corp. (a)	46,900	2,423,323
Barnes Group, Inc.	72,515	1,748,337
CNH Global NV (a)	5,200	220,064
Commercial Vehicle Group, Inc. (a)	34,230	529,880
Crane Co.	21,000	1,032,990
Federal Signal Corp.	226,800	1,490,076
Flowserve Corp.	4,110	498,255
John Bean Technologies Corp.	91,541	1,797,865
Joy Global, Inc.	4,690	420,459
Kadant, Inc. (a)	42,626	1,254,057
Kaydon Corp.	5,432	197,562
Kennametal, Inc.	60,566	2,527,419
Lincoln Electric Holdings, Inc.	18,180	1,357,137
Lindsay Corp.	16,122	1,081,464
Manitowoc Co., Inc.	90,250	1,626,305
Meritor, Inc. (a)	77,749	1,283,636
Middleby Corp. (a)	14,720	1,266,656
Navistar International Corp. (a)	2,660	175,214
Pentair, Inc.	88,175	3,569,324
RBC Bearings, Inc. (a)	33,860	1,354,400
SPX Corp.	60,059	4,979,492
Terex Corp. (a)	66,924	1,984,297
Timken Co.	70,800	3,654,696
TriMas Corp. (a)	48,811	995,744
Trinity Industries, Inc.	127,490	4,384,381
Wabtec Corp.	28,428	1,921,449
		48,065,226
Marine - 0.1%
Kirby Corp. (a)	42,321	2,432,188
Professional Services - 0.2%
CBIZ, Inc. (a)	225,600	1,725,840
CoStar Group, Inc. (a)	29,260	1,846,306
IHS, Inc. Class A (a)	17,680	1,550,890
Verisk Analytics, Inc. (a)	55,580	1,892,499
		7,015,535
Road & Rail - 0.6%
AMERCO (a)	10,970	990,481
Avis Budget Group, Inc. (a)	153,799	2,705,324
Celadon Group, Inc. (a)	123,162	1,724,268
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Genesee & Wyoming, Inc. Class A (a)	26,930	$ 1,598,296
Hertz Global Holdings, Inc. (a)	122,675	1,981,201
Knight Transportation, Inc.	75,511	1,291,238
Ryder System, Inc.	71,100	3,910,500
Swift Transporation Co.	154,150	2,088,733
		16,290,041
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies, Inc.	40,700	1,449,734
United Rentals, Inc. (a)	77,130	2,108,734
Watsco, Inc.	14,837	993,189
WESCO International, Inc. (a)	24,236	1,347,522
		5,899,179
TOTAL INDUSTRIALS		141,619,108
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 0.6%
ADTRAN, Inc.	17,390	745,335
Aruba Networks, Inc. (a)	46,155	1,311,725
Aviat Networks, Inc. (a)	379,500	1,772,265
Ciena Corp. (a)	103,899	2,779,298
Finisar Corp. (a)	107,474	2,581,525
Harmonic, Inc. (a)	130,977	1,020,311
JDS Uniphase Corp. (a)	58,640	1,183,942
NETGEAR, Inc. (a)	96,535	4,039,990
Polycom, Inc. (a)	29,587	1,698,590
Riverbed Technology, Inc. (a)	31,145	1,181,018
		18,313,999
Computers & Peripherals - 0.1%
STEC, Inc. (a)	18,640	333,842
Synaptics, Inc. (a)	13,900	389,895
Western Digital Corp. (a)	63,845	2,339,919
		3,063,656
Electronic Equipment & Components - 0.7%
Aeroflex Holding Corp.	48,580	885,613
Amphenol Corp. Class A	56,483	3,053,471
Avnet, Inc. (a)	92,930	3,364,066
Coherent, Inc. (a)	27,486	1,541,965
Daktronics, Inc.	23,432	251,894
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Fabrinet (a)	58,245	$ 1,379,824
Littelfuse, Inc.	25,227	1,513,620
Molex, Inc. Class A (non-vtg.)	136,500	3,117,660
Tech Data Corp. (a)	71,520	3,387,902
Trimble Navigation Ltd. (a)	35,370	1,545,315
		20,041,330
Internet Software & Services - 0.9%
Ancestry.com, Inc. (a)	40,090	1,648,902
Cornerstone Ondemand, Inc.	73,990	1,428,747
IAC/InterActiveCorp (a)	138,809	5,105,395
KIT Digital, Inc. (a)	129,000	1,580,250
LogMeIn, Inc. (a)	38,915	1,693,581
Open Text Corp. (a)	23,670	1,542,660
OpenTable, Inc. (a)	17,105	1,510,885
SPS Commerce, Inc. (a)	102,065	1,704,486
ValueClick, Inc. (a)	250,323	4,518,330
VistaPrint Ltd. (a)	70,506	3,467,485
WebMD Health Corp. (a)	21,074	1,004,808
		25,205,529
IT Services - 0.6%
Alliance Data Systems Corp. (a)	47,858	4,495,302
Convergys Corp. (a)	120,500	1,539,990
Fidelity National Information Services, Inc.	46,645	1,501,036
Genpact Ltd. (a)	30,200	483,804
Global Payments, Inc.	22,480	1,168,061
Sapient Corp. (a)	30,610	449,661
Teradata Corp. (a)	54,479	3,039,383
VeriFone Systems, Inc. (a)	9,920	477,450
Wright Express Corp. (a)	57,202	3,086,620
		16,241,307
Semiconductors & Semiconductor Equipment - 1.4%
Atmel Corp. (a)	345,460	5,188,809
Avago Technologies Ltd.	18,200	614,978
Brooks Automation, Inc. (a)	110,600	1,254,204
Cymer, Inc. (a)	27,331	1,308,335
Cypress Semiconductor Corp.	49,185	1,151,913
Entropic Communications, Inc. (a)	135,850	1,209,065
Fairchild Semiconductor International, Inc. (a)	107,750	1,943,810
FSI International, Inc. (a)	400,400	1,765,764
Hittite Microwave Corp. (a)	23,714	1,503,942
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Inphi Corp.	49,925	$ 990,512
Integrated Device Technology, Inc. (a)	322,486	2,705,658
Kopin Corp. (a)	332,800	1,733,888
Mellanox Technologies Ltd. (a)	52,700	1,627,376
Microsemi Corp. (a)	72,032	1,588,306
Netlogic Microsystems, Inc. (a)	54,270	2,079,626
Novellus Systems, Inc. (a)	49,430	1,792,826
Omnivision Technologies, Inc. (a)	12,560	443,494
ON Semiconductor Corp. (a)	249,802	2,802,778
Power Integrations, Inc.	26,090	960,634
Semtech Corp. (a)	53,001	1,516,889
Skyworks Solutions, Inc. (a)	60,025	1,528,837
Teradyne, Inc. (a)	122,207	1,956,534
Varian Semiconductor Equipment Associates, Inc. (a)	21,315	1,309,061
Veeco Instruments, Inc. (a)	25,334	1,458,985
Volterra Semiconductor Corp. (a)	48,669	1,200,664
		41,636,888
Software - 1.7%
ANSYS, Inc. (a)	23,946	1,373,782
Aspen Technology, Inc. (a)	85,601	1,416,697
BroadSoft, Inc. (a)	58,344	2,306,922
Cadence Design Systems, Inc. (a)	158,600	1,695,434
Check Point Software Technologies Ltd. (a)	13,900	763,388
CommVault Systems, Inc. (a)	44,423	1,836,447
Compuware Corp. (a)	63,600	648,084
DemandTec, Inc. (a)	53,180	528,609
Fair Isaac Corp.	40,654	1,189,130
Fortinet, Inc. (a)	30,265	1,467,550
Informatica Corp. (a)	78,000	4,575,480
Lawson Software, Inc. (a)	160,718	1,788,791
Magma Design Automation, Inc. (a)	204,455	1,427,096
Manhattan Associates, Inc. (a)	40,050	1,439,798
MICROS Systems, Inc. (a)	99,824	5,097,013
Nice Systems Ltd. sponsored ADR (a)	90,660	3,227,496
Parametric Technology Corp. (a)	50,181	1,168,715
Pegasystems, Inc.	7,560	282,366
Progress Software Corp. (a)	139,425	3,774,235
QLIK Technologies, Inc.	56,745	1,889,041
Quest Software, Inc. (a)	58,915	1,337,076
RealPage, Inc.	43,965	1,294,769
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Rovi Corp. (a)	11,450	$ 663,642
SolarWinds, Inc. (a)	78,560	1,936,504
Sourcefire, Inc. (a)	17,000	454,070
SuccessFactors, Inc. (a)	35,821	1,256,242
Synopsys, Inc. (a)	79,874	2,183,755
VanceInfo Technologies, Inc. ADR (a)	35,370	904,057
Websense, Inc. (a)	52,306	1,299,804
		49,225,993
TOTAL INFORMATION TECHNOLOGY		173,728,702
MATERIALS - 2.1%
Chemicals - 0.9%
Ashland, Inc.	8,700	594,558
Calgon Carbon Corp. (a)	5,976	103,086
Celanese Corp. Class A	11,150	580,804
CF Industries Holdings, Inc.	3,820	587,440
Chemtura Corp. (a)	153,946	2,932,671
Cytec Industries, Inc.	56,195	3,157,597
Eastman Chemical Co.	9,700	1,026,745
Huntsman Corp.	106,325	2,014,859
Innophos Holdings, Inc.	22,300	1,001,047
Innospec, Inc. (a)	9,630	326,361
Intrepid Potash, Inc. (a)	35,830	1,153,368
Kraton Performance Polymers, Inc. (a)	33,375	1,283,603
Olin Corp.	76,795	1,844,616
PolyOne Corp.	63,200	962,536
Quaker Chemical Corp.	12,826	558,701
Rockwood Holdings, Inc. (a)	79,714	4,192,159
Solutia, Inc. (a)	164,976	4,119,451
		26,439,602
Containers & Packaging - 0.3%
Boise, Inc.	155,200	1,309,888
Greif, Inc. Class A	25,574	1,690,953
Rock-Tenn Co. Class A	4,210	323,454
Silgan Holdings, Inc.	35,405	1,589,330
Temple-Inland, Inc.	142,363	3,379,698
		8,293,323
Metals & Mining - 0.8%
Allied Nevada Gold Corp. (a)	13,811	512,112
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Carpenter Technology Corp.	28,103	$ 1,477,375
Compass Minerals International, Inc.	3,180	295,645
Detour Gold Corp. (a)	16,572	529,510
Gammon Gold, Inc. (a)	119,935	1,237,783
Kaiser Aluminum Corp.	66,264	3,494,763
Molycorp, Inc.	14,530	965,228
Noranda Aluminium Holding Corp. (a)	229,150	3,396,003
Reliance Steel & Aluminum Co.	77,138	3,973,378
Schnitzer Steel Industries, Inc. Class A	38,320	2,264,712
Stillwater Mining Co. (a)	38,845	786,611
Walter Energy, Inc.	41,980	5,228,609
		24,161,729
Paper & Forest Products - 0.1%
MeadWestvaco Corp.	77,300	2,629,746
TOTAL MATERIALS		61,524,400
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc. (a)	16,540	257,197
Wireless Telecommunication Services - 0.3%
MetroPCS Communications, Inc. (a)	152,625	2,731,988
NII Holdings, Inc. (a)	4,810	210,005
NTELOS Holdings Corp.	72,541	1,512,480
SBA Communications Corp. Class A (a)	94,907	3,728,896
		8,183,369
TOTAL TELECOMMUNICATION SERVICES		8,440,566
UTILITIES - 1.3%
Electric Utilities - 0.2%
Empire District Electric Co.	10,430	199,839
ITC Holdings Corp.	41,750	3,018,108
Portland General Electric Co.	22,260	578,092
UIL Holdings Corp.	11,100	367,743
		4,163,782
Gas Utilities - 0.4%
Energen Corp.	48,375	3,012,311
National Fuel Gas Co.	5,340	384,694
ONEOK, Inc.	49,290	3,504,026
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Questar Corp.	92,477	$ 1,602,626
UGI Corp.	116,298	3,812,248
		12,315,905
Independent Power Producers & Energy Traders - 0.0%
AES Corp. (a)	51,060	661,738
Multi-Utilities - 0.3%
CMS Energy Corp.	172,380	3,437,257
MDU Resources Group, Inc.	45,257	1,069,423
NiSource, Inc.	198,400	4,027,520
OGE Energy Corp.	6,420	327,869
		8,862,069
Water Utilities - 0.4%
American Water Works Co., Inc.	359,493	10,788,368
TOTAL UTILITIES		36,791,862
TOTAL COMMON STOCKS (Cost $862,757,983)		964,779,350
Equity Funds - 58.5%

Mid-Cap Blend Funds - 7.4%
FMI Common Stock Fund	2,541,801	69,264,088
Royce Premier Fund	2,826,385	62,547,902
Royce Value Fund Service Class	5,838,337	81,328,040
TOTAL MID-CAP BLEND FUNDS		213,140,030
Mid-Cap Growth Funds - 0.9%
iShares Russell Midcap Growth Index ETF	399,400	25,105,885
Mid-Cap Value Funds - 0.9%
iShares Russell Midcap Value Index ETF	525,400	25,760,362
Sector Funds - 7.8%
FBR Small Cap Financial Fund	1,171,376	22,982,389
Fidelity Advisor Real Estate Fund Institutional Class (c)	3,239,330	61,255,732
Fidelity Utilities Portfolio (c)	703,326	37,177,814
John Hancock Regional Bank Fund Class A	1,634,958	23,935,779
RS Technology Fund Class A	1,928,086	41,511,692
Equity Funds - continued
	Shares	Value
Sector Funds - continued
SPDR S&P Oil & Gas Exploration & Production ETF	133,500	$ 8,130,150
Utilities Select Sector SPDR ETF	922,500	31,245,075
TOTAL SECTOR FUNDS		226,238,631
Small Blend Funds - 11.3%
Dreyfus Advantage Funds, Inc.	182	5,802
Natixis Vaughan Nelson Small Cap Value Fund Class A	3,199,951	75,902,847
Perritt MicroCap Opportunities Fund (a)	1,827,592	51,848,790
Royce Low Priced Stock Fund Service Class	262	5,073
Royce Micro-Cap Fund Service Class	2,787,640	51,236,821
RS Partners Fund Class A (a)	2,069,240	73,168,321
T. Rowe Price Small-Cap Value Fund	1,179,607	45,344,107
Wells Fargo Small Cap Value Fund Class A	959,396	31,372,235
TOTAL SMALL BLEND FUNDS		328,883,996
Small Growth Funds - 21.0%
Aston/TAMRO Small Cap Fund Class N	2,111,761	48,929,500
Baron Small Cap Fund (a)	2,384,943	63,749,524
Buffalo Small Cap Fund (a)	1,047,305	29,282,644
Champlain Small Company Fund Advisor Class (a)	5,833,622	94,446,337
ING SmallCap Opportunities Fund Class A (a)	120,825	5,108,494
iShares Russell 2000 Growth Index ETF	300,500	29,118,450
JPMorgan Small Capital Equity Fund Class A	39	1,474
MFS New Discovery Fund A Shares	3,024,722	81,395,269
Perimeter Small Cap Growth Fund Investor Shares (a)	2,219,980	27,860,752
RS Emerging Growth Fund Class A (a)	1,772,264	85,423,136
The Brown Capital Management Small Co. Fund Institutional Shares	1,452,990	72,649,503
Turner Small Cap Growth Fund Class I (a)	763,758	29,267,189
William Blair Small Cap Growth Fund Class N (a)	1,690,688	40,035,502
TOTAL SMALL GROWTH FUNDS		607,267,774
Small Value Funds - 9.2%
Fidelity Small Cap Value Fund (c)	3,271,079	53,776,547
Goldman Sachs Small Cap Value Fund Class A	1,477,744	63,424,760
iShares Russell 2000 Value Index ETF	322,400	24,273,496
Equity Funds - continued
	Shares	Value
Small Value Funds - continued
Royce Opportunity Fund Service Class (a)	4,325,145	$ 53,458,794
Rydex/SGI Mid Cap Value Fund Class A	2,111,651	72,598,567
TOTAL SMALL VALUE FUNDS		267,532,164
TOTAL EQUITY FUNDS (Cost $1,235,478,440)		1,693,928,842
Short-Term Funds - 6.0%

Fidelity Institutional Money Market Portfolio Class I (c)	56,663	56,663
SSgA US Treasury Money Market Fund, 0% (b)	174,403,634	174,403,634
TOTAL SHORT-TERM FUNDS (Cost $174,460,293)		174,460,297
Investment Companies - 0.1%

Ares Capital Corp. (Cost $2,456,991)	146,963	2,471,918
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $2,275,153,707)		2,835,640,407
NET OTHER ASSETS (LIABILITIES) - 2.0%		58,309,677
NET ASSETS - 100%		$ 2,893,950,084
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
691 CME E-mini S&P Midcap 400 Index Contracts	June 2011	$ 69,072,360	$ 2,472,007
882 NYFE Russell Mini Index Contracts	June 2011	74,775,960	3,193,774
TOTAL EQUITY INDEX CONTRACTS		$ 143,848,320	$ 5,665,781

The face value of futures purchased as a percentage of net assets is 5%
Security Type Abbreviations
ETF - EXCHANGE-TRADED FUND
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Real Estate Fund Institutional Class	$ 78,835,549	$ -	$ 20,000,000	$ -	$ 61,255,732
Fidelity Institutional Money Market Portfolio Class I	56,635	27	-	27	56,663
Fidelity Small Cap Value Fund	68,736,149	-	15,000,000	-	53,776,547
Fidelity Utilities Portfolio	35,286,929	77,199	-	77,199	37,177,814
Total	$ 182,915,262	$ 77,226	$ 35,000,000	$ 77,226	$ 152,266,756
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $2,276,521,407. Net unrealized appreciation aggregated $559,119,000, of which $577,517,005 related to appreciated investment securities and $18,398,005 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® U.S. Opportunity
Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2011

Strategic Advisers, Inc.
A Fidelity Investments Company

1.912854.100

SUI-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 8.2%
BNY Mellon Large Capital Stock Fund	72,940	$ 679,069
Clipper Fund	491,070	33,289,655
Dreyfus Disciplined Stock Fund	5,866	193,461
Fidelity Advisor Diversified Stock Fund Institutional Class (b)	4,076,130	66,889,297
Fidelity Advisor Large Cap Fund Institutional Class (b)	1,305,199	26,156,188
Fidelity Dividend Growth Fund (b)	525,711	15,976,343
Fidelity Mega Cap Stock Fund Institutional Class (b)	7,762,349	82,358,519
Oakmark Fund Class I	16,054	717,470
Oakmark Select Fund Class I	316,212	9,603,365
Oppenheimer Main Street Fund Class A	9,559	323,369
TOTAL LARGE BLEND FUNDS		236,186,736
Large Growth Funds - 4.7%
Fidelity Contrafund (b)	958,178	68,739,701
Fidelity Growth Company Fund (b)	51,073	4,737,522
Fidelity OTC Portfolio (a)(b)	994,092	60,908,045
T. Rowe Price Growth Stock Fund Advisor Class (a)	12,083	410,592
TOTAL LARGE GROWTH FUNDS		134,795,860
Large Value Funds - 18.2%
Allianz NFJ Dividend Value Fund Class D	1,682,540	20,728,892
American Beacon Large Cap Value Fund Plan Ahead Class	27,392	538,800
American Century Equity Income Fund Investor Class	7,310,321	55,777,751
BlackRock Equity Dividend Fund Investor A Class	6,971,379	131,689,347
Franklin Equity Income Fund - A Class	1,561,827	27,566,253
Franklin Mutual Shares Fund Class A	1,839,171	40,958,339
Hotchkis and Wiley Diversified Value Fund	1,586,962	16,091,798
Hotchkis and Wiley Large Cap Value Fund Class A	2,725,681	46,445,601
Oppenheimer Equity Income Fund, Inc. Class A	845,086	22,301,816
T. Rowe Price Value Fund Advisor Class	319,061	7,979,709
Yacktman Fund	5,357,082	97,552,465
Yacktman Focused Fund	2,844,860	55,190,280
TOTAL LARGE VALUE FUNDS		522,821,051
Mid-Cap Blend Funds - 0.9%
Royce Value Fund Service Class	1,775,277	24,729,607
Equity Funds - continued
	Shares	Value
Mid-Cap Growth Funds - 5.5%
Janus Enterprise Fund (a)	361,376	$ 23,142,494
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares	3,320,054	135,524,619
TOTAL MID-CAP GROWTH FUNDS		158,667,113
Mid-Cap Value Funds - 0.7%
American Century Mid Cap Value Fund Investor Class	482,075	6,440,526
JPMorgan Value Advantage Fund Select Class	534,453	10,389,768
RidgeWorth Mid-Cap Value Equity I Shares	285,183	3,673,157
TOTAL MID-CAP VALUE FUNDS		20,503,451
Sector Funds - 58.2%
Fidelity Advisor Consumer Staples Fund Institutional Class (b)	2,557,087	188,738,619
Fidelity Advisor Materials Fund Institutional Class (b)	13,216	955,495
Fidelity Air Transportation Portfolio (b)	15,494	623,333
Fidelity Automotive Portfolio (b)	9,286	412,282
Fidelity Banking Portfolio (a)(b)	1,281,995	23,114,367
Fidelity Biotechnology Portfolio (a)(b)	101,116	8,958,887
Fidelity Brokerage & Investment Management Portfolio (b)	147,198	7,524,777
Fidelity Chemicals Portfolio (b)	341,124	37,069,940
Fidelity Communications Equipment Portfolio (a)(b)	2,409,247	70,181,363
Fidelity Computers Portfolio (a)(b)	122,326	7,414,208
Fidelity Consumer Discretionary Portfolio (b)	2,316,626	57,197,508
Fidelity Consumer Finance Portfolio (b)	1,872,353	22,880,149
Fidelity Electronics Portfolio (b)	338,815	18,319,732
Fidelity Energy Portfolio (b)	2,222,180	131,908,609
Fidelity Energy Service Portfolio (a)(b)	41,917	3,482,469
Fidelity Financial Services Portfolio (b)	34,648	2,103,505
Fidelity Gold Portfolio (b)	207,820	10,258,003
Fidelity Health Care Portfolio (b)	868,377	126,227,239
Fidelity Industrial Equipment Portfolio (b)	1,935,296	70,386,729
Fidelity Industrials Portfolio (b)	3,778,643	95,146,218
Fidelity Insurance Portfolio (b)	1,173,737	57,430,940
Fidelity IT Services Portfolio (b)	1,116,073	25,446,459
Fidelity Leisure Portfolio (b)	252,560	24,301,326
Fidelity Medical Delivery Portfolio (a)(b)	450,617	27,181,230
Fidelity Medical Equipment & Systems Portfolio (b)	2,057,685	65,105,157
Fidelity Multimedia Portfolio (b)	683,828	33,398,155
Fidelity Natural Gas Portfolio (b)	768,645	27,479,051
Fidelity Natural Resources Portfolio (b)	782,676	30,164,322
Fidelity Pharmaceuticals Portfolio (b)	7,079,312	99,605,917
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Real Estate Investment Portfolio (b)	1,425,332	$ 41,662,453
Fidelity Retailing Portfolio (b)	221,690	11,995,639
Fidelity Software & Computer Services Portfolio (b)	276,562	24,425,951
Fidelity Technology Portfolio (a)(b)	1,011,894	102,950,123
Fidelity Telecom and Utilities Fund (b)	7,795,460	136,966,235
Fidelity Telecommunications Portfolio (b)	330,132	17,094,213
Fidelity Transportation Portfolio (b)	117,981	6,815,746
Fidelity Utilities Portfolio (b)	4,530	239,461
Franklin Gold and Precious Metals Fund Class A	54,663	2,578,470
iShares Dow Jones U.S. Energy Sector Index ETF	474,800	20,900,696
T. Rowe Price Real Estate Fund Advisor Class	1,767,710	35,460,256
TOTAL SECTOR FUNDS		1,674,105,232
Small Blend Funds - 0.3%
Fidelity Advisor Stock Selector Small Cap Fund Institutional Class (b)	438,213	8,983,365
Natixis Vaughan Nelson Small Cap Value Fund Class A	8,614	204,329
TOTAL SMALL BLEND FUNDS		9,187,694
Small Growth Funds - 1.3%
Fidelity Small Cap Growth Fund (b)	620,591	10,835,523
Janus Triton Fund	1,491,915	27,257,288
TOTAL SMALL GROWTH FUNDS		38,092,811
Small Value Funds - 0.0%
Northern Small Cap Value Fund	56,332	913,700
Equity Funds - continued
	Shares	Value
Other - 2.0%
BlackRock Basic Value Fund, Inc. Investor A Class	2,071,328	$ 56,795,804
TOTAL EQUITY FUNDS (Cost $2,411,046,545)		2,876,799,059
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,411,046,545)		2,876,799,059
NET OTHER ASSETS (LIABILITIES) - 0.0%		(26,435)
NET ASSETS - 100%		$ 2,876,772,624
Security Type Abbreviations
ETF - EXCHANGE-TRADED FUND
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Consumer Staples Fund Institutional Class	$ 153,324,760	$ 63,887,224	$ 41,000,000	$ 351,976	$ 188,738,619
Fidelity Advisor Diversified Stock Fund Institutional Class	66,155,594	-	-	-	66,889,297
Fidelity Advisor Large Cap Fund Institutional Class	42,685,422	-	16,500,000	-	26,156,188
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Materials Fund Institutional Class	$ 4,696,733	$ -	$ 4,000,000	$ -	$ 955,495
Fidelity Advisor Stock Selector Small Cap Fund Institutional Class	3,240,673	15,000,000	10,000,000	-	8,983,365
Fidelity Air Transpor-tation Portfolio	615,182	46,871	-	715	623,333
Fidelity Automotive Portfolio	4,619,113	70,972	4,015,870	-	412,282
Fidelity Banking Portfolio	78,092,437	-	52,800,000	-	23,114,367
Fidelity Biotech-nology Portfolio	549,752	8,000,000	-	-	8,958,887
Fidelity Brokerage & Investment Manage-ment Portfolio	36,554,810	-	26,500,000	-	7,524,777
Fidelity Chemicals Portfolio	51,219,863	17,413,525	35,000,000	13,525	37,069,940
Fidelity Communi-cations Equipment Portfolio	69,390,581	10,000,000	8,000,000	-	70,181,363
Fidelity Computers Portfolio	36,104,621	-	28,500,000	-	7,414,208
Fidelity Consumer Discretion-ary Portfolio	37,519,550	22,939,646	3,000,000	-	57,197,508
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Consumer Finance Portfolio	$ 12,874,903	$ 9,606,881	$ -	$ 6,881	$ 22,880,149
Fidelity Contrafund	67,886,922	-	-	-	68,739,701
Fidelity Dividend Growth Fund	-	16,000,000	-	-	15,976,343
Fidelity Electronics Portfolio	38,437,482	3,963	19,000,576	3,388	18,319,732
Fidelity Energy Portfolio	105,586,091	28,577,544	-	110,965	131,908,609
Fidelity Energy Service Portfolio	57,851,511	-	51,661,355	-	3,482,469
Fidelity Financial Services Portfolio	51,546,427	-	47,800,000	-	2,103,505
Fidelity Gold Portfolio	10,286,039	405,723	-	-	10,258,003
Fidelity Growth Company Fund	4,501,054	-	-	-	4,737,522
Fidelity Health Care Portfolio	79,550,510	36,112,637	-	-	126,227,239
Fidelity Industrial Equipment Portfolio	55,961,276	14,108,280	-	125,239	70,386,729
Fidelity Industrials Portfolio	88,446,633	23,369,664	16,000,000	152,182	95,146,218
Fidelity Insurance Portfolio	58,698,548	35,191	-	35,191	57,430,940
Fidelity IT Services Portfolio	8,953,341	16,340,460	-	-	25,446,459
Fidelity Leisure Portfolio	21,757,467	6,822,647	5,200,000	21,455	24,301,326
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Medical Delivery Portfolio	$ 23,634,667	$ 16,600,000	$ 15,589,158	$ -	$ 27,181,230
Fidelity Medical Equipment & Systems Portfolio	-	61,924,293	-	-	65,105,157
Fidelity Mega Cap Stock Fund Institutional Class	115,037,725	-	32,296,575	-	82,358,519
Fidelity Multimedia Portfolio	40,512,823	220,409	7,792,977	8,478	33,398,155
Fidelity Natural Gas Portfolio	-	28,038,380	-	38,380	27,479,051
Fidelity Natural Resources Portfolio	74,910,355	14,961,521	58,000,000	23,074	30,164,322
Fidelity OTC Portfolio	-	59,908,138	-	-	60,908,045
Fidelity Pharma-ceuticals Portfolio	57,531,863	34,474,120	-	158,055	99,605,917
Fidelity Real Estate Investment Portfolio	40,556,787	2,000,000	3,000,000	-	41,662,453
Fidelity Retailing Portfolio	4,947,468	6,967,232	-	6,450	11,995,639
Fidelity Small Cap Growth Fund	-	11,000,000	-	-	10,835,523
Fidelity Software & Computer Services Portfolio	43,560,054	1,535,259	19,500,000	-	24,425,951
Fidelity Technology Portfolio	109,663,231	-	6,000,000	-	102,950,123
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Telecom and Utilities Fund	$ 91,360,586	$ 37,762,010	$ -	$ 332,792	$ 136,966,235
Fidelity Telecommu-nications Portfolio	14,423,835	3,409,468	2,000,000	9,468	17,094,213
Fidelity Transporta-tion Portfolio	43,993,793	88,799	37,432,192	7,333	6,815,746
Fidelity Utilities Portfolio	227,282	497	-	497	239,461
Total	$ 1,907,467,764	$ 567,631,354	$ 550,588,703	$ 1,406,044	$ 1,960,750,313
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $2,411,183,410. Net unrealized appreciation aggregated $465,615,649, of which $468,315,781 related to appreciated investment securities and $2,700,132 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows.

Exchange-traded funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
U.S. Opportunity II Fund

Offered exclusively to certain clients of Strategic Advisers, Inc.
- not available for sale to the general public

Strategic Advisers, Inc.
A Fidelity Investments Company

1.912878.100

SUO-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 98.9%
	Shares	Value
Large Blend Funds - 14.5%
Fidelity Advisor Diversified Stock Fund Institutional Class	1,804,321	$ 29,608,904
Fidelity Advisor Large Cap Fund Institutional Class	159,328	3,192,931
Fidelity Mega Cap Stock Fund Institutional Class	5,018,244	53,243,568
TOTAL LARGE BLEND FUNDS		86,045,403
Large Growth Funds - 2.7%
Fidelity Contrafund	10,984	788,027
Fidelity Growth Discovery Fund	497,488	7,462,321
Fidelity Trend Fund	102,828	7,676,098
TOTAL LARGE GROWTH FUNDS		15,926,446
Sector Funds - 81.7%
Fidelity Advisor Consumer Staples Fund Institutional Class	745,019	54,989,872
Fidelity Advisor Materials Fund Institutional Class	6,927	500,813
Fidelity Advisor Real Estate Fund Institutional Class	231,491	4,377,492
Fidelity Air Transportation Portfolio	3,546	142,668
Fidelity Automotive Portfolio	4,391	194,938
Fidelity Banking Portfolio (a)	18,006	324,648
Fidelity Biotechnology Portfolio (a)	56,311	4,989,176
Fidelity Brokerage & Investment Management Portfolio	95,438	4,878,800
Fidelity Chemicals Portfolio	100,158	10,884,194
Fidelity Communications Equipment Portfolio (a)	21,232	618,481
Fidelity Computers Portfolio (a)	38,427	2,329,043
Fidelity Consumer Discretionary Portfolio	580,012	14,320,498
Fidelity Consumer Finance Portfolio	687,379	8,399,769
Fidelity Electronics Portfolio	93,319	5,045,746
Fidelity Energy Portfolio	415,378	24,656,852
Fidelity Energy Service Portfolio (a)	4,584	380,855
Fidelity Environmental & Alternative Energy Portfolio	179,500	3,563,075
Fidelity Financial Services Portfolio	51,718	3,139,792
Fidelity Gold Portfolio	88,099	4,348,562
Fidelity Health Care Portfolio	146,168	21,247,043
Fidelity Industrial Equipment Portfolio	294,961	10,727,728
Fidelity Industrials Portfolio	1,397,059	35,177,938
Fidelity Insurance Portfolio	435,472	21,307,651
Fidelity IT Services Portfolio	529,360	12,069,411
Fidelity Leisure Portfolio	21,408	2,059,856
Fidelity Medical Delivery Portfolio (a)	206,782	12,473,081
Fidelity Medical Equipment & Systems Portfolio	445,755	14,103,688
Fidelity Multimedia Portfolio	270,258	13,199,415
Fidelity Natural Gas Portfolio	191,698	6,853,193
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Natural Resources Portfolio	761,091	$ 29,332,446
Fidelity Pharmaceuticals Portfolio	1,788,462	25,163,654
Fidelity Real Estate Investment Portfolio	515,302	15,062,285
Fidelity Retailing Portfolio	360,676	19,516,167
Fidelity Software & Computer Services Portfolio	218,377	19,287,093
Fidelity Technology Portfolio (a)	312,679	31,811,980
Fidelity Telecom and Utilities Fund	2,357,174	41,415,555
Fidelity Telecommunications Portfolio	41,100	2,128,142
Fidelity Transportation Portfolio	394	22,750
Fidelity Wireless Portfolio	393,482	3,372,138
TOTAL SECTOR FUNDS		484,416,488
Small Blend Funds - 0.0%
Fidelity Advisor Stock Selector Small Cap Fund Institutional Class	14,167	290,422
TOTAL EQUITY FUNDS (Cost $516,043,871)		586,678,759
Fixed-Income Funds - 1.1%

Sector Funds - 1.1%
Fidelity Real Estate Income Fund (Cost $6,030,799)	573,225	6,294,009
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $522,074,670)		592,972,768
NET OTHER ASSETS (LIABILITIES) - 0.0%		(17,707)
NET ASSETS - 100%		$ 592,955,061
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $522,553,639. Net unrealized appreciation aggregated $70,419,129, of which $75,930,801 related to appreciated investment securities and $5,511,672 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2011
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	July 29, 2011